PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited)
Description	Shares		Value
Long-Term Investments 98.5%
Affiliated Exchange-Traded Fund 0.0%
PGIM AAA CLO ETF(United States)		6,900	$352,625
(cost $351,831)(wa)
Common Stocks 59.6%
Aerospace & Defense 1.5%
AAR Corp.*		600	43,620
BAE Systems PLC (United Kingdom)		54,280	904,122
Bharat Electronics Ltd. (India)		15,552	56,915
Curtiss-Wright Corp.		8,500	2,303,330
General Dynamics Corp.		900	261,126
General Electric Co.		20,350	3,235,040
Hindustan Aeronautics Ltd. (India)		7,740	488,172
Howmet Aerospace, Inc.		5,400	419,202
Kongsberg Gruppen ASA (Norway)		1,195	97,313
L3Harris Technologies, Inc.		4,600	1,033,068
Lockheed Martin Corp.		2,800	1,307,880
Moog, Inc. (Class A Stock)		200	33,460
Northrop Grumman Corp.		6,400	2,790,080
Rheinmetall AG (Germany)		162	82,558
Rolls-Royce Holdings PLC (United Kingdom)*		172,347	989,830
Safran SA (France)		4,080	859,894
Triumph Group, Inc.*		2,500	38,525
			14,944,135
Air Freight & Logistics 0.4%
FedEx Corp.		11,350	3,403,184
United Parcel Service, Inc. (Class B Stock)		5,700	780,045
			4,183,229
Automobile Components 0.3%
Aptiv PLC*		8,900	626,738
BorgWarner, Inc.		13,200	425,568
Cie Generale des Etablissements Michelin SCA (France)		2,976	115,026
Dana, Inc.		3,700	44,844
Goodyear Tire & Rubber Co. (The)*		19,900	225,865
Hyundai Mobis Co. Ltd. (South Korea)		3,566	647,846
Sumitomo Electric Industries Ltd. (Japan)		7,300	114,132
Toyo Tire Corp. (Japan)		3,500	56,170
Toyota Boshoku Corp. (Japan)		8,300	110,238
Visteon Corp.*		1,950	208,065
			2,574,492

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Automobiles 1.3%
Bajaj Auto Ltd. (India)		276	$31,442
Bayerische Motoren Werke AG (Germany)		6,359	601,507
Ford Motor Co.		232,700	2,918,058
General Motors Co.		63,300	2,940,918
Harley-Davidson, Inc.		12,000	402,480
Kia Corp. (South Korea)		9,440	883,314
Mazda Motor Corp. (Japan)		29,400	283,446
Mercedes-Benz Group AG (Germany)		1,685	116,621
Subaru Corp. (Japan)		29,600	629,455
Tata Motors Ltd. (India)		59,273	702,325
Tesla, Inc.*		15,050	2,978,094
Toyota Motor Corp. (Japan)		17,470	358,440
Winnebago Industries, Inc.		300	16,260
			12,862,360
Banks 2.9%
ABN AMRO Bank NV (Netherlands), 144A, CVA		5,402	88,721
Akbank TAS (Turkey)		14,078	27,544
Alior Bank SA (Poland)		1,240	31,534
Amalgamated Financial Corp.		4,150	113,710
Ameris Bancorp		3,000	151,050
Associated Banc-Corp.		7,100	150,165
Axos Financial, Inc.*		2,400	137,160
Banc of California, Inc.		9,500	121,410
Banco Bilbao Vizcaya Argentaria SA (Spain)		88,289	886,288
Banco BPM SpA (Italy)		5,280	33,981
Banco del Bajio SA (Mexico), 144A		66,600	203,131
Banco do Brasil SA (Brazil)		139,200	663,118
Banco Santander SA (Spain)		69,376	322,791
Bank Mandiri Persero Tbk PT (Indonesia)		159,200	59,559
Bank of America Corp.		9,525	378,809
Bank of Baroda (India)		6,770	22,314
Bank of Beijing Co. Ltd. (China) (Class A Stock)		147,700	118,032
Bank of Communications Co. Ltd. (China) (Class H Stock)		155,000	121,502
Bank of Georgia Group PLC (Georgia)		8,315	423,020
Bank of Shanghai Co. Ltd. (China) (Class A Stock)		89,000	88,448
Bank Polska Kasa Opieki SA (Poland)		784	32,621
BankUnited, Inc.		4,400	128,788
Barclays PLC (United Kingdom)		188,405	497,845
BNK Financial Group, Inc. (South Korea)		9,850	60,545
BNP Paribas SA (France)		4,499	287,721
BPER Banca SpA (Italy)		33,726	170,731
Byline Bancorp, Inc.		1,200	28,488
CaixaBank SA (Spain)		18,611	98,835

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Banks (cont’d.)
Canadian Imperial Bank of Commerce (Canada)		4,100	$194,953
Capitol Federal Financial, Inc.		2,400	13,176
China Construction Bank Corp. (China) (Class H Stock)		564,000	416,921
Citizens Financial Group, Inc.		35,000	1,261,050
Civista Bancshares, Inc.		1,750	27,107
CNB Financial Corp.		3,826	78,089
ConnectOne Bancorp, Inc.		900	17,001
Credit Agricole SA (France)		44,352	605,610
Customers Bancorp, Inc.*		2,560	122,829
Dime Community Bancshares, Inc.		5,900	120,360
DNB Bank ASA (Norway)		2,899	56,881
Eagle Bancorp, Inc.		900	17,010
Eastern Bankshares, Inc.		9,200	128,616
Emirates NBD Bank PJSC (United Arab Emirates)		144,022	647,052
Erste Group Bank AG (Austria)		11,142	527,408
Financial Institutions, Inc.		2,902	56,067
First Financial Bancorp		3,300	73,326
First Foundation, Inc.		3,150	20,632
Flushing Financial Corp.		6,700	88,105
Fulton Financial Corp.		800	13,584
Hana Financial Group, Inc. (South Korea)		18,466	812,135
Hope Bancorp, Inc.		8,020	86,135
HSBC Holdings PLC (United Kingdom)		17,897	154,487
Huaxia Bank Co. Ltd. (China) (Class A Stock)		177,800	155,780
Independent Bank Group, Inc.		2,700	122,904
Industrial Bank of Korea (South Korea)		17,580	178,975
ING Groep NV (Netherlands)		14,522	249,527
Intesa Sanpaolo SpA (Italy)		256,392	952,859
JB Financial Group Co. Ltd. (South Korea)		7,800	82,852
JPMorgan Chase & Co.		25,474	5,152,371
KB Financial Group, Inc. (South Korea)		15,445	878,514
Midland States Bancorp, Inc.		3,500	79,275
MidWestOne Financial Group, Inc.		1,833	41,224
MVB Financial Corp.		3,000	55,920
National Bank of Greece SA (Greece)*		3,330	27,667
NatWest Group PLC (United Kingdom)		54,288	213,574
Nordea Bank Abp (Finland)		60,867	725,597
Old National Bancorp		3,450	59,305
Origin Bancorp, Inc.		400	12,688
Oversea-Chinese Banking Corp. Ltd. (Singapore)		73,200	777,339
Pathward Financial, Inc.		1,700	96,169
Peapack-Gladstone Financial Corp.		1,000	22,650
Popular, Inc. (Puerto Rico)		12,400	1,096,532
Premier Financial Corp.		800	16,368

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Banks (cont’d.)
Primis Financial Corp.		9,630	$100,922
Provident Financial Services, Inc.		4,800	68,880
QCR Holdings, Inc.		723	43,380
Raiffeisen Bank International AG (Austria)		3,025	52,261
Renasant Corp.		2,350	71,769
Sberbank of Russia PJSC (Russia)*^		202,510	—
Shinhan Financial Group Co. Ltd. (South Korea)		20,217	704,804
Simmons First National Corp. (Class A Stock)		7,200	126,576
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)		46,202	683,082
Standard Bank Group Ltd. (South Africa)		5,562	64,763
Swedbank AB (Sweden) (Class A Stock)		16,397	337,750
Texas Capital Bancshares, Inc.*		2,400	146,736
Truist Financial Corp.		22,200	862,470
UMB Financial Corp.		1,800	150,156
UniCredit SpA (Italy)		26,422	977,773
Univest Financial Corp.		2,450	55,933
Veritex Holdings, Inc.		5,500	115,995
Wells Fargo & Co.		27,920	1,658,169
Wintrust Financial Corp.		5,800	571,648
			28,777,552
Beverages 1.0%
Ambev SA (Brazil)		18,900	38,611
Boston Beer Co., Inc. (The) (Class A Stock)*		600	183,030
Coca-Cola Co. (The)		59,825	3,807,861
Coca-Cola Consolidated, Inc.		260	282,100
Coca-Cola HBC AG (Italy)*		975	33,183
Keurig Dr. Pepper, Inc.		76,600	2,558,440
PepsiCo, Inc.		16,350	2,696,606
Primo Water Corp.		6,700	146,462
			9,746,293
Biotechnology 0.8%
AbbVie, Inc.		23,830	4,087,322
ADMA Biologics, Inc.*		12,300	137,514
Agios Pharmaceuticals, Inc.*		3,000	129,360
Alkermes PLC*		6,400	154,240
Amgen, Inc.		3,100	968,595
Amicus Therapeutics, Inc.*		13,450	133,424
Blueprint Medicines Corp.*		1,800	194,004
Cytokinetics, Inc.*		500	27,090
Denali Therapeutics, Inc.*		6,400	148,608

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Dyne Therapeutics, Inc.*		4,000	$141,160
Enanta Pharmaceuticals, Inc.*		4,100	53,177
Fate Therapeutics, Inc.*		10,500	34,440
Halozyme Therapeutics, Inc.*		3,900	204,204
Humacyte, Inc.*		5,200	24,960
Insmed, Inc.*		1,400	93,800
iTeos Therapeutics, Inc.*		5,850	86,814
Kiniksa Pharmaceuticals International PLC*		5,300	98,951
MiMedx Group, Inc.*		14,400	99,792
Morphic Holding, Inc.*		500	17,035
PTC Therapeutics, Inc.*		300	9,174
Relay Therapeutics, Inc.*		14,500	94,540
REVOLUTION Medicines, Inc.*		700	27,167
Rocket Pharmaceuticals, Inc.*		3,500	75,355
Syndax Pharmaceuticals, Inc.*		4,500	92,385
Travere Therapeutics, Inc.*		14,200	116,724
Twist Bioscience Corp.*		2,800	137,984
UroGen Pharma Ltd.*		1,000	16,780
Vanda Pharmaceuticals, Inc.*		15,677	88,575
Vaxcyte, Inc.*		800	60,408
Vertex Pharmaceuticals, Inc.*		300	140,616
Viking Therapeutics, Inc.*		3,100	164,331
Vir Biotechnology, Inc.*		6,200	55,180
Voyager Therapeutics, Inc.*		2,700	21,357
			7,935,066
Broadline Retail 2.2%
Alibaba Group Holding Ltd. (China)		8,000	72,103
Amazon.com, Inc.*		105,090	20,308,642
Dollarama, Inc. (Canada)		9,800	894,790
Next PLC (United Kingdom)		684	78,057
PDD Holdings, Inc. (China), ADR*		7,600	1,010,420
			22,364,012
Building Products 0.3%
AGC, Inc. (Japan)		900	29,285
Apogee Enterprises, Inc.		1,700	106,819
Armstrong World Industries, Inc.		9,000	1,019,160
AZEK Co., Inc. (The)*		6,800	286,484
AZZ, Inc.		1,200	92,700
Cie de Saint-Gobain SA (France)		9,410	731,855
Griffon Corp.		800	51,088
JELD-WEN Holding, Inc.*		5,900	79,473

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Building Products (cont’d.)
Masterbrand, Inc.*		14,600	$214,328
Quanex Building Products Corp.		1,800	49,770
Resideo Technologies, Inc.*		14,900	291,444
Sanwa Holdings Corp. (Japan)		7,600	139,468
			3,091,874
Capital Markets 1.6%
3i Group PLC (United Kingdom)		22,935	883,936
Amundi SA (France), 144A		2,051	132,653
Bank of New York Mellon Corp. (The)		41,650	2,494,418
BGC Group, Inc. (Class A Stock)		4,100	34,030
BlackRock, Inc.		400	314,928
Deutsche Bank AG (Germany)		35,114	561,212
Donnelley Financial Solutions, Inc.*		900	53,658
Goldman Sachs Group, Inc. (The)		7,700	3,482,864
HDFC Asset Management Co. Ltd. (India), 144A		720	34,450
Intercontinental Exchange, Inc.		6,000	821,340
Investec PLC (United Kingdom)		8,850	63,975
Janus Henderson Group PLC		35,200	1,186,592
KKR & Co., Inc.		13,200	1,389,168
Man Group PLC (United Kingdom)		79,342	242,427
Morgan Stanley		17,000	1,652,230
Piper Sandler Cos.		1,200	276,204
Plus500 Ltd. (Israel)		2,800	80,497
Raymond James Financial, Inc.		3,900	482,079
S&P Global, Inc.		900	401,400
StepStone Group, Inc. (Class A Stock)		4,800	220,272
UBS Group AG (Switzerland)		14,896	437,498
Victory Capital Holdings, Inc. (Class A Stock)		4,300	205,239
Virtu Financial, Inc. (Class A Stock)		6,925	155,466
Virtus Investment Partners, Inc.		450	101,632
			15,708,168
Chemicals 0.6%
AdvanSix, Inc.		1,650	37,818
Avient Corp.		6,600	288,090
Cabot Corp.		3,600	330,804
Chambal Fertilisers & Chemicals Ltd. (India)		28,498	172,994
Chugoku Marine Paints Ltd. (Japan)		7,600	96,396
Daicel Corp. (Japan)		4,800	46,223
Ecolab, Inc.		1,800	428,400
Ecovyst, Inc.*		16,400	147,108
Givaudan SA (Switzerland)		26	123,152

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Chemicals (cont’d.)
Ingevity Corp.*		300	$13,113
KCC Corp. (South Korea)		156	34,776
Kemira OYJ (Finland)		5,100	124,186
Lotte Chemical Titan Holding Bhd (Malaysia), 144A*		295,000	76,264
Minerals Technologies, Inc.		500	41,580
PPG Industries, Inc.		17,100	2,152,719
Sherwin-Williams Co. (The)		5,800	1,730,894
Valhi, Inc.		1,850	32,986
			5,877,503
Commercial Services & Supplies 0.1%
ABM Industries, Inc.		4,200	212,394
ACCO Brands Corp.		18,800	88,360
Deluxe Corp.		9,550	214,493
Enviri Corp.*		4,300	37,109
HNI Corp.		1,200	54,024
Interface, Inc.		9,600	140,928
S-1 Corp. (South Korea)		1,275	53,538
Serco Group PLC (United Kingdom)		37,043	83,904
			884,750
Communications Equipment 0.4%
Arista Networks, Inc.*		10,200	3,574,896
Nokia OYJ (Finland)		60,597	230,636
			3,805,532
Construction & Engineering 0.2%
Argan, Inc.		1,300	95,108
Comfort Systems USA, Inc.		680	206,802
Eiffage SA (France)		2,440	224,252
Fluor Corp.*		7,600	330,980
Granite Construction, Inc.		1,000	61,970
Koninklijke BAM Groep NV (Netherlands)		15,400	64,610
Obayashi Corp. (Japan)		9,900	118,309
Sterling Infrastructure, Inc.*		1,600	189,344
Tutor Perini Corp.*		10,300	224,334
Vinci SA (France)		727	76,629
Webuild SpA (Italy)		21,900	47,859
			1,640,197

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Construction Materials 0.5%
Buzzi SpA (Italy)		1,380	$55,570
Cemex SAB de CV (Mexico), UTS		67,200	42,975
Heidelberg Materials AG (Germany)		7,719	797,945
Holcim AG*		10,898	963,297
Knife River Corp.*		2,500	175,350
Summit Materials, Inc. (Class A Stock)*		400	14,644
Vulcan Materials Co.		10,300	2,561,404
			4,611,185
Consumer Finance 0.1%
Bread Financial Holdings, Inc.		2,800	124,768
Enova International, Inc.*		3,400	211,650
LendingTree, Inc.*		4,700	195,473
PROG Holdings, Inc.		1,200	41,616
			573,507
Consumer Staples Distribution & Retail 0.9%
Alimentation Couche-Tard, Inc. (Canada)		8,800	493,824
Carrefour SA (France)		3,410	48,320
Costco Wholesale Corp.		1,725	1,466,233
Dollar Tree, Inc.*		3,000	320,310
George Weston Ltd. (Canada)		500	71,923
Koninklijke Ahold Delhaize NV (Netherlands)		22,971	675,970
Kroger Co. (The)		17,600	878,768
Loblaw Cos. Ltd. (Canada)		5,700	661,226
Metro, Inc. (Canada)		400	22,160
Sonae SGPS SA (Portugal)		47,449	44,411
Target Corp.		20,600	3,049,624
Tesco PLC (United Kingdom)		152,035	587,277
United Natural Foods, Inc.*		14,400	188,640
Walmart, Inc.		11,725	793,900
			9,302,586
Containers & Packaging 0.0%
O-I Glass, Inc.*		6,450	71,789
Pactiv Evergreen, Inc.		2,250	25,470
Ranpak Holdings Corp.*		2,300	14,789
Smurfit Kappa Group PLC (Ireland)		2,450	109,096
			221,144

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Diversified Consumer Services 0.0%
Frontdoor, Inc.*		7,800	$263,562
Graham Holdings Co. (Class B Stock)		30	20,987
			284,549
Diversified REITs 0.0%
Broadstone Net Lease, Inc.		4,100	65,067
KDX Realty Investment Corp. (Japan)		54	52,492
			117,559
Diversified Telecommunication Services 0.8%
AT&T, Inc.		159,700	3,051,867
China Tower Corp. Ltd. (China) (Class H Stock), 144A		1,232,000	159,238
Deutsche Telekom AG (Germany)		28,336	712,239
Koninklijke KPN NV (Netherlands)		125,511	481,050
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*		15,200	146,072
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*		20,150	193,843
Ooredoo QPSC (Qatar)		134,810	378,290
Saudi Telecom Co. (Saudi Arabia)		28,624	286,098
Telefonica Brasil SA (Brazil)		13,100	106,884
Verizon Communications, Inc.		67,790	2,795,660
			8,311,241
Electric Utilities 0.5%
ALLETE, Inc.		400	24,940
Centrais Eletricas Brasileiras SA (Brazil)		5,400	34,660
Chubu Electric Power Co., Inc. (Japan)		2,700	31,896
Chugoku Electric Power Co., Inc. (The) (Japan)		32,000	209,717
CPFL Energia SA (Brazil)		36,000	211,166
Duke Energy Corp.		5,200	521,196
Enel Chile SA (Chile)		837,954	47,283
Exelon Corp.		13,600	470,696
Hokuriku Electric Power Co. (Japan)		7,800	49,504
Inter RAO UES PJSC (Russia)^		4,433,000	5
Kansai Electric Power Co., Inc. (The) (Japan)		10,800	181,351
NRG Energy, Inc.		31,200	2,429,232
PNM Resources, Inc.		6,900	255,024
Portland General Electric Co.		6,000	259,440
Shikoku Electric Power Co., Inc. (Japan)		15,400	132,398
Tohoku Electric Power Co., Inc. (Japan)		15,300	138,300
Tokyo Electric Power Co. Holdings, Inc. (Japan)*		6,300	33,925
			5,030,733

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Electrical Equipment 0.9%
ABB India Ltd. (India)		4,910	$499,718
ABB Ltd. (Switzerland)		21,342	1,183,433
Acuity Brands, Inc.		3,200	772,608
Eaton Corp. PLC		10,700	3,354,985
Emerson Electric Co.		13,600	1,498,176
EnerSys		2,950	305,384
Fluence Energy, Inc.*		8,300	143,922
Goneo Group Co. Ltd. (China) (Class A Stock)		4,785	50,512
GS Yuasa Corp. (Japan)		15,300	305,161
Nitto Kogyo Corp. (Japan)		2,600	56,687
Vertiv Holdings Co. (Class A Stock)		11,400	986,898
WEG SA (Brazil)		7,200	54,276
			9,211,760
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. (Class A Stock)		10,800	727,596
Badger Meter, Inc.		910	169,578
Belden, Inc.		850	79,730
Celestica, Inc. (Canada)*		7,200	412,301
Fabrinet (Thailand)*		810	198,280
FARO Technologies, Inc.*		4,700	75,200
Hon Hai Precision Industry Co. Ltd. (Taiwan)		141,000	928,333
Itron, Inc.*		700	69,272
Knowles Corp.*		6,500	112,190
Maxell Ltd. (Japan)		5,000	55,600
Mycronic AB (Sweden)		1,675	64,904
Novanta, Inc.*		400	65,244
Sanmina Corp.*		900	59,625
TD SYNNEX Corp.		17,400	2,007,960
TDK Corp. (Japan)		11,300	694,858
TTM Technologies, Inc.*		3,300	64,119
			5,784,790
Energy Equipment & Services 0.2%
Archrock, Inc.		700	14,154
DMC Global, Inc.*		12,100	174,482
Helmerich & Payne, Inc.		1,300	46,982
Newpark Resources, Inc.*		1,900	15,789
Oceaneering International, Inc.*		4,400	104,104
Oil States International, Inc.*		13,100	58,164
ProPetro Holding Corp.*		6,100	52,887
Schlumberger NV		30,100	1,420,118
Select Water Solutions, Inc. (Class A Stock)		5,800	62,060

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Energy Equipment & Services (cont’d.)
Tidewater, Inc.*		200	$19,042
Weatherford International PLC*		1,500	183,675
			2,151,457
Entertainment 0.8%
Cinemark Holdings, Inc.*		5,600	121,072
CTS Eventim AG & Co. KGaA (Germany)		2,451	204,044
Daiichikosho Co. Ltd. (Japan)		7,500	77,390
NetEase, Inc. (China)		39,500	754,289
Netflix, Inc.*		6,950	4,690,416
Tencent Music Entertainment Group (China), ADR		13,100	184,055
Vivid Seats, Inc. (Class A Stock)*		8,900	51,175
Walt Disney Co. (The)		16,900	1,678,001
			7,760,442
Financial Services 2.1%
Berkshire Hathaway, Inc. (Class B Stock)*		12,149	4,942,213
Cannae Holdings, Inc.		8,200	148,748
Enact Holdings, Inc.		7,900	242,214
EXOR NV (Netherlands)		6,222	649,931
Fidelity National Information Services, Inc.		27,300	2,057,328
Global Payments, Inc.		7,900	763,930
Helia Group Ltd. (Australia)		210,502	541,367
Investor AB (Sweden) (Class B Stock)		30,692	841,055
Mastercard, Inc. (Class A Stock)		10,175	4,488,803
Mr. Cooper Group, Inc.*		200	16,246
Paragon Banking Group PLC (United Kingdom)		8,225	76,328
PayPal Holdings, Inc.*		30,600	1,775,718
Repay Holdings Corp.*		21,400	225,984
Visa, Inc. (Class A Stock)		17,105	4,489,549
			21,259,414
Food Products 0.4%
Associated British Foods PLC (United Kingdom)		11,065	345,492
CJ CheilJedang Corp. (South Korea)		171	47,714
Daesang Corp. (South Korea)		2,755	56,243
First Pacific Co. Ltd. (Indonesia)		836,000	387,950
Freshpet, Inc.*		1,300	168,207
Hain Celestial Group, Inc. (The)*		20,500	141,655
Indofood Sukses Makmur Tbk PT (Indonesia)		106,800	39,602
Inghams Group Ltd. (Australia)		17,850	43,017
Ingredion, Inc.		7,400	848,780

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Food Products (cont’d.)
JBS SA*		5,200	$30,083
Nestle SA		6,277	640,720
Nippn Corp. (Japan)		4,000	58,214
Orion Corp. (South Korea)		2,733	182,437
Sao Martinho SA (Brazil)		10,400	60,873
Simply Good Foods Co. (The)*		1,100	39,743
Suedzucker AG (Germany)		3,975	57,923
Vital Farms, Inc.*		7,300	341,421
WH Group Ltd. (Hong Kong), 144A		70,000	46,074
Wilmar International Ltd. (China)		223,700	510,095
			4,046,243
Gas Utilities 0.1%
Beijing Enterprises Holdings Ltd. (China)		34,000	114,069
Brookfield Infrastructure Corp. (Canada) (Class A Stock)		400	13,464
Mahanagar Gas Ltd. (India)		3,875	74,156
New Jersey Resources Corp.		300	12,822
Rubis SCA (France)		1,183	33,327
Southwest Gas Holdings, Inc.		600	42,228
Tokyo Gas Co. Ltd. (Japan)		21,100	454,241
UGI Corp.		19,900	455,710
			1,200,017
Ground Transportation 0.7%
ArcBest Corp.		2,100	224,868
CSX Corp.		87,000	2,910,150
Norfolk Southern Corp.		1,000	214,690
Union Pacific Corp.		16,300	3,688,038
			7,037,746
Health Care Equipment & Supplies 1.2%
Abbott Laboratories		36,445	3,787,000
Avanos Medical, Inc.*		11,350	226,092
Axogen, Inc.*		7,000	50,680
Becton, Dickinson & Co.		12,700	2,968,117
Boston Scientific Corp.*		29,500	2,271,795
Haemonetics Corp.*		3,150	260,599
Hologic, Inc.*		4,400	326,700
Japan Lifeline Co. Ltd. (Japan)		9,600	67,695
Lantheus Holdings, Inc.*		600	48,174
Medtronic PLC		20,000	1,574,200
Olympus Corp. (Japan)		5,100	82,326

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Omnicell, Inc.*		700	$18,949
SI-BONE, Inc.*		1,800	23,274
TaiDoc Technology Corp. (Taiwan)		14,000	72,870
TransMedics Group, Inc.*		1,800	271,116
Zimmer Biomet Holdings, Inc.		1,900	206,207
			12,255,794
Health Care Providers & Services 1.1%
Accolade, Inc.*		17,300	61,934
Bumrungrad Hospital PCL (Thailand)		55,200	370,953
Centene Corp.*		39,200	2,598,960
Cigna Group (The)		2,300	760,311
CorVel Corp.*		850	216,129
Elevance Health, Inc.		4,000	2,167,440
HealthEquity, Inc.*		3,500	301,700
Hims & Hers Health, Inc.*		13,400	270,546
McKesson Corp.		3,700	2,160,948
ModivCare, Inc.*		600	15,744
Odontoprev SA (Brazil)		27,800	56,892
Patterson Cos., Inc.		2,200	53,064
Pediatrix Medical Group, Inc.*		8,650	65,308
PetIQ, Inc.*		1,000	22,060
Sinopharm Group Co. Ltd. (China) (Class H Stock)		52,400	139,358
Suzuken Co. Ltd. (Japan)		1,900	57,935
UnitedHealth Group, Inc.		4,460	2,271,300
			11,590,582
Health Care REITs 0.0%
CareTrust REIT, Inc.		2,200	55,220
Diversified Healthcare Trust		29,450	89,823
			145,043
Hotel & Resort REITs 0.0%
Park Hotels & Resorts, Inc.		33,500	501,830
RLJ Lodging Trust		1,200	11,556
			513,386
Hotels, Restaurants & Leisure 0.7%
Accor SA (France)		845	34,576
Biglari Holdings, Inc. (Class B Stock)*		120	23,206
Bloomin’ Brands, Inc.		8,500	163,455

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Brinker International, Inc.*		600	$43,434
Chipotle Mexican Grill, Inc.*		47,100	2,950,815
Darden Restaurants, Inc.		3,100	469,092
Dave & Buster’s Entertainment, Inc.*		1,550	61,705
H World Group Ltd. (China), ADR		2,300	76,636
La Francaise des Jeux SAEM (France), 144A		12,186	415,056
McDonald’s Corp.		6,720	1,712,525
Shake Shack, Inc. (Class A Stock)*		3,000	270,000
Skylark Holdings Co. Ltd. (Japan)		24,400	325,034
Trip.com Group Ltd. (China)*		2,900	137,245
			6,682,779
Household Durables 0.2%
Beijing Roborock Technology Co. Ltd. (China) (Class A Stock)		1,000	53,667
GoPro, Inc. (Class A Stock)*		13,500	19,170
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)		32,400	173,985
KB Home		4,500	315,810
M/I Homes, Inc.*		1,500	183,210
Meritage Homes Corp.		1,630	263,815
Midea Group Co. Ltd. (China) (Class A Stock)		16,600	146,479
Tamron Co. Ltd. (Japan)		8,000	207,917
Taylor Morrison Home Corp.*		3,850	213,444
Tri Pointe Homes, Inc.*		2,600	96,850
			1,674,347
Household Products 0.6%
Colgate-Palmolive Co.		36,525	3,544,386
Energizer Holdings, Inc.		7,200	212,688
Essity AB (Sweden) (Class B Stock)		24,498	626,287
Henkel AG & Co. KGaA (Germany)		448	35,247
Kimberly-Clark Corp.		2,600	359,320
Procter & Gamble Co. (The)		9,504	1,567,400
			6,345,328
Independent Power & Renewable Electricity Producers 0.2%
AES Corp. (The)		123,500	2,169,895
Electric Power Development Co. Ltd. (Japan)		16,200	253,276
			2,423,171

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Industrial Conglomerates 0.4%
3M Co.		29,450	$3,009,495
Honeywell International, Inc.		2,200	469,788
Noritsu Koki Co. Ltd. (Japan)		2,100	58,278
Siemens AG (Germany)		201	37,411
Siemens Ltd. (India)		364	33,591
			3,608,563
Industrial REITs 0.2%
Americold Realty Trust, Inc.		25,450	649,993
Goodman Group (Australia)		40,801	941,275
Innovative Industrial Properties, Inc.		200	21,844
LXP Industrial Trust		15,500	141,360
Terreno Realty Corp.		300	17,754
			1,772,226
Insurance 1.7%
Ageas SA/NV (Belgium)		700	31,939
Allstate Corp. (The)		17,900	2,857,914
Ambac Financial Group, Inc.*		1,550	19,871
American Coastal Insurance Corp.*		1,600	16,880
Assurant, Inc.		14,300	2,377,375
Aviva PLC (United Kingdom)		80,688	486,009
Genworth Financial, Inc. (Class A Stock)*		41,400	250,056
Great-West Lifeco, Inc. (Canada)		19,000	554,285
Hannover Rueck SE (Germany)		243	61,513
Manulife Financial Corp. (Canada)		38,000	1,011,907
Medibank Private Ltd. (Australia)		193,651	479,929
MetLife, Inc.		39,350	2,761,976
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)		2,098	1,048,906
Oscar Health, Inc. (Class A Stock)*		15,800	249,956
Power Corp. of Canada (Canada)		22,300	619,748
Powszechny Zaklad Ubezpieczen SA (Poland)		8,900	113,628
Progressive Corp. (The)		16,800	3,489,528
Selectquote, Inc.*		24,000	66,240
Sompo Holdings, Inc. (Japan)		13,900	297,789
Stewart Information Services Corp.		1,400	86,912
Talanx AG (Germany)		936	74,590
United Fire Group, Inc.		600	12,894
			16,969,845

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Interactive Media & Services 3.3%
Alphabet, Inc. (Class A Stock)		65,150	$11,867,073
Alphabet, Inc. (Class C Stock)		55,640	10,205,489
EverQuote, Inc. (Class A Stock)*		800	16,688
Kuaishou Technology (China), 144A*		100,000	586,985
Meta Platforms, Inc. (Class A Stock)		19,769	9,967,925
Tencent Holdings Ltd. (China)		13,700	649,932
			33,294,092
IT Services 0.5%
ASGN, Inc.*		900	79,353
Cognizant Technology Solutions Corp. (Class A Stock)		40,400	2,747,200
Indra Sistemas SA (Spain)		6,035	123,928
International Business Machines Corp.		9,494	1,641,987
Samsung SDS Co. Ltd. (South Korea)		200	21,467
Sopra Steria Group (France)		1,397	271,664
Unisys Corp.*		3,100	12,803
Wix.com Ltd. (Israel)*		500	79,535
Zensar Technologies Ltd. (India)		27,647	247,188
			5,225,125
Leisure Products 0.0%
Mizuno Corp. (Japan)		600	29,548
Shimano, Inc. (Japan)		400	61,817
Solo Brands, Inc. (Class A Stock)*		8,000	18,240
			109,605
Life Sciences Tools & Services 0.8%
Danaher Corp.		12,200	3,048,170
Illumina, Inc.*		5,900	615,842
Thermo Fisher Scientific, Inc.		7,758	4,290,174
			7,954,186
Machinery 0.9%
Allison Transmission Holdings, Inc.		30,000	2,277,000
Atlas Copco AB (Sweden) (Class A Stock)		9,250	173,680
Atlas Copco AB (Sweden) (Class B Stock)		6,717	108,461
Blue Bird Corp.*		5,600	301,560
Cargotec OYJ (Finland) (Class B Stock)		2,344	188,329
Cummins India Ltd. (India)		710	33,714
Daimler Truck Holding AG (Germany)		9,952	396,917
Doosan Bobcat, Inc. (South Korea)		2,739	101,404

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Machinery (cont’d.)
Epiroc AB (Sweden) (Class B Stock)		1,729	$31,737
Flowserve Corp.		45,500	2,188,550
Hyster-Yale, Inc.		1,800	125,514
Knorr-Bremse AG (Germany)		319	24,383
Konecranes OYJ (Finland)		6,342	359,345
Manitowoc Co., Inc. (The)*		3,000	34,590
Mitsubishi Logisnext Co. Ltd. (Japan)		4,900	48,953
Mitsuboshi Belting Ltd. (Japan)		4,000	112,642
Mueller Water Products, Inc. (Class A Stock)		7,300	130,816
NTN Corp. (Japan)		30,000	59,841
Proto Labs, Inc.*		4,600	142,094
Rational AG (Germany)		168	139,292
Schindler Holding AG (Switzerland)		100	24,929
Schindler Holding AG (Switzerland) (Part. Cert.)		168	42,152
Shandong Himile Mechanical Science & Technology Co. Ltd. (China) (Class A Stock)		10,400	54,349
Takeuchi Manufacturing Co. Ltd. (Japan)		1,600	56,103
Tennant Co.		2,200	216,568
Terex Corp.		5,100	279,684
Trelleborg AB (Sweden) (Class B Stock)		6,815	265,214
Trinity Industries, Inc.		4,600	137,632
Tsugami Corp. (Japan)		5,800	56,114
Volvo AB (Sweden) (Class A Stock)		968	25,307
Volvo AB (Sweden) (Class B Stock)		33,694	865,748
Wartsila OYJ Abp (Finland)		5,716	110,812
Yutong Bus Co. Ltd. (China) (Class A Stock)		44,000	155,149
			9,268,583
Marine Transportation 0.2%
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)		20,000	34,908
Kirby Corp.*		6,700	802,191
Matson, Inc.		2,000	261,940
Mitsui OSK Lines Ltd. (Japan)		18,900	568,260
			1,667,299
Media 0.2%
Advantage Solutions, Inc.*		25,600	82,432
Comcast Corp. (Class A Stock)		24,443	957,188
Publicis Groupe SA (France)		8,012	851,027
			1,890,647

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Metals & Mining 0.8%
Agnico Eagle Mines Ltd. (Canada)		2,200	$143,895
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)		102,900	93,625
Barrick Gold Corp. (Canada)		7,600	126,773
BHP Group Ltd. (Australia)		13,669	390,687
BlueScope Steel Ltd. (Australia)		11,120	150,950
Carpenter Technology Corp.		2,500	273,950
Commercial Metals Co.		5,250	288,698
Dowa Holdings Co. Ltd. (Japan)		1,500	53,636
Fortescue Ltd. (Australia)		40,328	574,128
Freeport-McMoRan, Inc.		18,500	899,100
Glencore PLC (Australia)		137,967	785,070
Hindalco Industries Ltd. (India)		80,616	668,257
Kaiser Aluminum Corp.		500	43,950
Kobe Steel Ltd. (Japan)		21,700	269,949
Maruichi Steel Tube Ltd. (Japan)		2,400	55,779
Polyus PJSC (Russia)*^		3,704	—
Radius Recycling, Inc.		6,650	101,546
Rio Tinto Ltd. (Australia)		1,610	127,531
Rio Tinto PLC (Australia)		13,486	884,928
SSAB AB (Sweden) (Class A Stock)		32,501	178,992
Tokyo Steel Manufacturing Co. Ltd. (Japan)		9,800	99,635
Vale SA (Brazil)		62,000	691,304
Vedanta Ltd. (India)		40,445	220,005
West African Resources Ltd. (Australia)*		581,052	623,330
Yamato Kogyo Co. Ltd. (Japan)		1,200	58,593
			7,804,311
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Franklin BSP Realty Trust, Inc.		1,700	21,420
Granite Point Mortgage Trust, Inc.		16,800	49,896
MFA Financial, Inc.		8,900	94,696
			166,012
Multi-Utilities 0.1%
Avista Corp.		5,700	197,277
Black Hills Corp.		4,650	252,867
Centrica PLC (United Kingdom)		240,996	410,777
DTE Energy Co.		5,200	577,252
Engie SA (France)		3,900	55,849
			1,494,022

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Office REITs 0.0%
Hudson Pacific Properties, Inc.		7,700	$37,037
Paramount Group, Inc.		22,900	106,027
			143,064
Oil, Gas & Consumable Fuels 2.6%
Amplify Energy Corp.*		14,100	95,598
Antero Resources Corp.*		59,200	1,931,696
BW LPG Ltd. (Singapore), 144A		22,795	423,850
California Resources Corp.		4,900	260,778
Cheniere Energy, Inc.		3,900	681,837
Chevron Corp.		22,625	3,539,003
Chord Energy Corp.		500	83,840
CNX Resources Corp.*		2,700	65,610
ConocoPhillips		31,100	3,557,218
Diamondback Energy, Inc.		7,000	1,401,330
ENEOS Holdings, Inc. (Japan)		11,500	59,265
Exxon Mobil Corp.		49,025	5,643,758
Golar LNG Ltd. (Cameroon)		700	21,945
Great Eastern Shipping Co. Ltd. (The) (India)		4,645	68,113
Hafnia Ltd. (Singapore)		21,317	178,965
Idemitsu Kosan Co. Ltd. (Japan)		91,200	592,760
Imperial Oil Ltd. (Canada)		6,500	443,200
Inpex Corp. (Japan)		8,100	118,952
Japan Petroleum Exploration Co. Ltd. (Japan)		7,800	315,986
Kinetik Holdings, Inc.		4,100	169,904
Kosmos Energy Ltd. (Ghana)*		2,200	12,188
LUKOIL PJSC (Russia)^		10,297	—
Murphy Oil Corp.		7,550	311,362
Oil & Natural Gas Corp. Ltd. (India)		252,605	828,944
Oil Refineries Ltd. (Israel)		111,378	25,691
PBF Energy, Inc. (Class A Stock)		6,000	276,120
Peabody Energy Corp.		10,250	226,730
Pembina Pipeline Corp. (Canada)		6,000	222,623
PetroChina Co. Ltd. (China) (Class H Stock)		750,000	757,317
Petroleo Brasileiro SA (Brazil)		16,600	119,732
Phillips 66		8,200	1,157,594
REX American Resources Corp.*		300	13,677
Riley Exploration Permian, Inc.		1,100	31,141
Rosneft Oil Co. PJSC (Russia)^		31,520	—
Saras SpA (Italy)		59,250	102,420
Shanxi Lu’an Environmental Energy Development Co. Ltd. (China) (Class A Stock)		52,700	130,831
Shell PLC		34,522	1,238,235
SM Energy Co.		2,100	90,783

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Teekay Tankers Ltd. (Canada) (Class A Stock)		200	$13,762
TotalEnergies SE (France)		5,548	371,460
World Kinect Corp.		8,749	225,724
			25,809,942
Paper & Forest Products 0.0%
Clearwater Paper Corp.*		3,100	150,257
Navigator Co. SA (The) (Portugal)		14,975	62,300
Oji Holdings Corp. (Japan)		14,500	57,239
Sylvamo Corp.		400	27,440
			297,236
Passenger Airlines 0.2%
easyJet PLC (United Kingdom)		41,345	238,497
InterGlobe Aviation Ltd. (India), 144A*		12,903	653,879
Singapore Airlines Ltd. (Singapore)		114,600	582,279
SkyWest, Inc.*		3,560	292,169
Turk Hava Yollari AO (Turkey)*		2,510	23,729
			1,790,553
Personal Care Products 0.0%
BellRing Brands, Inc.*		800	45,712
Chlitina Holding Ltd. (China)		22,177	109,698
Colgate-Palmolive India Ltd. (India)		730	24,860
Edgewell Personal Care Co.		1,100	44,209
			224,479
Pharmaceuticals 3.1%
Amneal Pharmaceuticals, Inc.*		29,900	189,865
AstraZeneca PLC (United Kingdom)		2,183	339,747
Aurobindo Pharma Ltd. (India)		1,790	25,894
Bristol-Myers Squibb Co.		39,645	1,646,457
Chugai Pharmaceutical Co. Ltd. (Japan)		20,700	737,093
Cipla Ltd. (India)		6,925	122,744
Daiichi Sankyo Co. Ltd. (Japan)		14,700	510,880
Dr. Reddy’s Laboratories Ltd. (India)		3,862	296,231
Elanco Animal Health, Inc.*		112,500	1,623,375
Eli Lilly & Co.		7,450	6,745,081
GSK PLC		45,117	867,790
Hikma Pharmaceuticals PLC (Jordan)		900	21,443
Intra-Cellular Therapies, Inc.*		4,100	280,809

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Ipsen SA (France)		181	$22,238
Johnson & Johnson		38,419	5,615,321
Lupin Ltd. (India)		7,350	142,683
Merck & Co., Inc.		36,925	4,571,315
Novartis AG (Switzerland)		14,873	1,583,553
Novo Nordisk A/S (Denmark) (Class B Stock)		19,936	2,852,540
Ono Pharmaceutical Co. Ltd. (Japan)		4,000	54,653
Otsuka Holdings Co. Ltd. (Japan)		16,900	713,970
Pacira BioSciences, Inc.*		6,300	180,243
Prestige Consumer Healthcare, Inc.*		3,510	241,664
Roche Holding AG		1,753	485,684
Santen Pharmaceutical Co. Ltd. (Japan)		5,200	53,199
Shionogi & Co. Ltd. (Japan)		16,100	627,071
Sun Pharmaceutical Industries Ltd. (India)		19,224	350,063
			30,901,606
Professional Services 0.2%
Conduent, Inc.*		7,800	25,428
Dun & Bradstreet Holdings, Inc.		91,100	843,586
Insperity, Inc.		100	9,121
Korn Ferry		1,900	127,566
Open Up Group, Inc. (Japan)		21,900	270,570
Planet Labs PBC*		9,600	17,856
Recruit Holdings Co. Ltd. (Japan)		5,300	285,178
Resources Connection, Inc.		6,300	69,552
TriNet Group, Inc.		1,100	110,000
TrueBlue, Inc.*		6,850	70,555
TTEC Holdings, Inc.		9,150	53,802
Upwork, Inc.*		9,900	106,425
UT Group Co. Ltd. (Japan)		2,300	46,930
			2,036,569
Real Estate Management & Development 0.3%
Aeon Mall Co. Ltd. (Japan)		4,700	55,566
Aldar Properties PJSC (United Arab Emirates)		17,796	30,333
Anywhere Real Estate, Inc.*		39,350	130,248
Cushman & Wakefield PLC*		12,000	124,800
Emaar Properties PJSC (United Arab Emirates)		310,226	693,187
Forestar Group, Inc.*		5,200	166,348
Jones Lang LaSalle, Inc.*		7,000	1,436,960

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Real Estate Management & Development (cont’d.)
Mitsubishi Estate Co. Ltd. (Japan)		10,000	$157,434
Tokyu Fudosan Holdings Corp. (Japan)		14,700	98,674
			2,893,550
Residential REITs 0.2%
Boardwalk Real Estate Investment Trust (Canada)		1,100	56,670
Canadian Apartment Properties REIT (Canada)		3,200	103,973
Equity Residential		33,000	2,288,220
Killam Apartment Real Estate Investment Trust (Canada)		4,400	54,805
Veris Residential, Inc.		1,300	19,500
			2,523,168
Retail REITs 0.1%
Acadia Realty Trust		11,600	207,872
InvenTrust Properties Corp.		8,600	212,936
Kite Realty Group Trust		10,100	226,038
Klepierre SA (France)		22,906	611,544
Scentre Group (Australia)		23,166	48,016
Urban Edge Properties		1,000	18,470
			1,324,876
Semiconductors & Semiconductor Equipment 6.7%
Advanced Micro Devices, Inc.*		1,300	210,873
Amkor Technology, Inc.		7,750	310,155
Analog Devices, Inc.		1,800	410,868
Applied Materials, Inc.		14,400	3,398,256
ASM International NV (Netherlands)		641	489,965
ASML Holding NV (Netherlands)		2,152	2,193,246
Broadcom, Inc.		2,755	4,423,235
Disco Corp. (Japan)		400	152,360
FormFactor, Inc.*		3,300	199,749
Intel Corp.		117,400	3,635,878
Lam Research Corp.		3,500	3,726,975
MediaTek, Inc. (Taiwan)		17,000	732,163
Micron Technology, Inc.		4,900	644,497
Monolithic Power Systems, Inc.		200	164,336
NVIDIA Corp.		264,900	32,725,746
Onto Innovation, Inc.*		1,800	395,208
Photronics, Inc.*		4,200	103,614
Power Integrations, Inc.		600	42,114
QUALCOMM, Inc.		26,100	5,198,598
Rambus, Inc.*		5,200	305,552

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
SCREEN Holdings Co. Ltd. (Japan)		2,600	$235,713
SK Hynix, Inc. (South Korea)		4,781	811,377
SMART Global Holdings, Inc.*		1,500	34,305
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)		135,000	3,999,729
Teradyne, Inc.		17,500	2,595,075
Ultra Clean Holdings, Inc.*		4,700	230,300
Ulvac, Inc. (Japan)		4,300	282,663
			67,652,550
Software 5.0%
A10 Networks, Inc.		3,700	51,245
ACI Worldwide, Inc.*		9,600	380,064
Adeia, Inc.		12,550	140,372
Adobe, Inc.*		268	148,885
Alarm.com Holdings, Inc.*		1,200	76,248
Appfolio, Inc. (Class A Stock)*		1,160	283,701
Appier Group, Inc. (Japan)*		13,200	99,209
Autodesk, Inc.*		7,600	1,880,620
Blackbaud, Inc.*		700	53,319
Box, Inc. (Class A Stock)*		6,850	181,114
Cadence Design Systems, Inc.*		2,700	830,925
Cerence, Inc.*		4,000	11,320
Check Point Software Technologies Ltd. (Israel)*		4,700	775,500
CommVault Systems, Inc.*		3,150	382,946
Crowdstrike Holdings, Inc. (Class A Stock)*		1,800	689,742
Gitlab, Inc. (Class A Stock)*		13,300	661,276
Informatica, Inc. (Class A Stock)*		4,500	138,960
Intapp, Inc.*		300	11,001
Intuit, Inc.		400	262,884
KPIT Technologies Ltd. (India)		3,250	63,551
LiveRamp Holdings, Inc.*		4,400	136,136
Microsoft Corp.		80,016	35,763,151
MicroStrategy, Inc. (Class A Stock)*		50	68,874
Money Forward, Inc. (Japan)*		1,600	53,710
Nemetschek SE (Germany)		3,458	337,594
Nice Ltd. (Israel)*		260	44,730
Progress Software Corp.		1,900	103,094
Rakus Co. Ltd. (Japan)		9,600	124,559
Salesforce, Inc.		13,800	3,547,980
SAP SE (Germany)		425	85,372
ServiceNow, Inc.*		950	747,336
SolarWinds Corp.		20,000	241,000
SPS Commerce, Inc.*		1,700	319,872
Teradata Corp.*		12,775	441,504

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Software (cont’d.)
Verint Systems, Inc.*		7,500	$241,500
Yext, Inc.*		5,900	31,565
Zeta Global Holdings Corp. (Class A Stock)*		700	12,355
Zoom Video Communications, Inc. (Class A Stock)*		10,600	627,414
			50,050,628
Specialized REITs 0.2%
Iron Mountain, Inc.		1,500	134,430
Outfront Media, Inc.		13,200	188,760
Public Storage		4,300	1,236,895
Safehold, Inc.		2,900	55,941
Uniti Group, Inc.		6,100	17,812
			1,633,838
Specialty Retail 1.1%
Aaron’s Co., Inc. (The)		3,500	34,930
Abercrombie & Fitch Co. (Class A Stock)*		1,700	302,328
Academy Sports & Outdoors, Inc.		4,400	234,300
Carvana Co.*		2,300	296,056
Foot Locker, Inc.		2,400	59,808
Group 1 Automotive, Inc.		480	142,694
Home Depot, Inc. (The)		9,258	3,186,974
Industria de Diseno Textil SA (Spain)		20,000	992,468
JB Hi-Fi Ltd. (Australia)		6,313	256,509
Lowe’s Cos., Inc.		16,175	3,565,940
Petco Health & Wellness Co., Inc.*		90,000	340,200
Signet Jewelers Ltd.		800	71,664
Trent Ltd. (India)		11,405	748,391
Ulta Beauty, Inc.*		1,800	694,566
Urban Outfitters, Inc.*		6,600	270,930
			11,197,758
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.		141,854	29,877,289
Asustek Computer, Inc. (Taiwan)		3,000	45,918
Compal Electronics, Inc. (Taiwan)		18,000	19,188
Hewlett Packard Enterprise Co.		71,850	1,521,064
HP, Inc.		6,200	217,124
Logitech International SA (Switzerland)		7,799	750,582
NetApp, Inc.		7,000	901,600
Pure Storage, Inc. (Class A Stock)*		31,600	2,029,036
Quanta Computer, Inc. (Taiwan)		92,000	879,488

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Samsung Electronics Co. Ltd. (South Korea)		10,714	$630,560
Super Micro Computer, Inc.*		520	426,062
Western Digital Corp.*		1,800	136,386
Wistron Corp. (Taiwan)		64,000	207,717
Wiwynn Corp. (Taiwan)		1,000	80,987
Xiaomi Corp. (China) (Class B Stock), 144A*		230,600	484,769
			38,207,770
Textiles, Apparel & Luxury Goods 0.3%
adidas AG (Germany)		396	94,551
ANTA Sports Products Ltd. (China)		58,400	558,537
Asics Corp. (Japan)		39,600	610,560
G-III Apparel Group Ltd.*		5,100	138,057
Hanesbrands, Inc.*		6,300	31,059
Hermes International SCA (France)		445	1,027,783
LVMH Moet Hennessy Louis Vuitton SE (France)		427	327,847
Skechers USA, Inc. (Class A Stock)*		5,200	359,424
Wolverine World Wide, Inc.		15,400	208,208
			3,356,026
Tobacco 0.2%
Altria Group, Inc.		5,000	227,750
Godfrey Phillips India Ltd. (India)		1,750	86,492
Imperial Brands PLC (United Kingdom)		30,236	773,704
Scandinavian Tobacco Group A/S (Denmark), 144A		16,662	235,506
Turning Point Brands, Inc.		2,500	80,225
Universal Corp.		3,500	168,665
			1,572,342
Trading Companies & Distributors 0.1%
Beacon Roofing Supply, Inc.*		2,100	190,050
BlueLinx Holdings, Inc.*		100	9,309
Boise Cascade Co.		710	84,646
GMS, Inc.*		3,090	249,085
Hanwa Co. Ltd. (Japan)		1,500	57,596
Herc Holdings, Inc.		1,900	253,251
MRC Global, Inc.*		7,200	92,952
Russel Metals, Inc. (Canada)		1,400	38,140
Toyota Tsusho Corp. (Japan)		2,700	52,767
			1,027,796

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Transportation Infrastructure 0.1%
Aena SME SA (Spain), 144A		3,382	$684,845
Japan Airport Terminal Co. Ltd. (Japan)		700	23,934
Mitsubishi Logistics Corp. (Japan)		3,300	108,593
			817,372
Water Utilities 0.0%
California Water Service Group		3,700	179,413
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica) (original cost $13,985; purchased 01/29/24 - 02/08/24)*^(f)		11,557	28,777
Etihad Etisalat Co. (Saudi Arabia)		7,865	111,875
Intelsat Emergence SA (Luxembourg)*		4,226	158,897
Spok Holdings, Inc.		4,800	71,088
Telephone & Data Systems, Inc.		10,400	215,592
TIM SA (Brazil)		16,000	45,595
			631,824

Total Common Stocks (cost $397,660,816)			598,426,842
Preferred Stocks 0.2%
Banks 0.1%
Citigroup Capital XIII, 11.961%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40		3,000	87,810
Itau Unibanco Holding SA (Brazil) (PRFC)		87,000	503,315
			591,125
Capital Markets 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)		5,000	120,200
Electric Utilities 0.0%
Cia Energetica de Minas Gerais (Brazil) (PRFC)		127,061	224,341
Household Products 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)		1,528	136,048
Oil, Gas & Consumable Fuels 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC)		115,600	786,852

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares		Value
Preferred Stocks (Continued)
Technology Hardware, Storage & Peripherals 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)		3,708	$170,259
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $16,260; purchased 01/26/24 - 01/29/24)*^(f)		2,113	22,176

Total Preferred Stocks (cost $1,763,538)			2,051,001
Unaffiliated Exchange-Traded Funds 0.2%
iShares MSCI EAFE ETF		18,500	1,449,105
iShares MSCI Emerging Markets ETF		14,000	596,260

Total Unaffiliated Exchange-Traded Funds (cost $2,046,554)			2,045,365

	Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities 5.3%
Automobiles 0.7%
AmeriCredit Automobile Receivables Trust, Series 2020-02, Class D	2.130%	03/18/26	100	98,799
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A	2.020	02/20/27	100	94,930
Series 2021-02A, Class C, 144A	2.350	02/20/28	500	454,513
Series 2023-03A, Class B, 144A	6.120	02/22/28	400	401,934
Series 2024-01A, Class A, 144A	5.360	06/20/30	400	398,148
Series 2024-01A, Class B, 144A	5.850	06/20/30	100	100,034

Exeter Automobile Receivables Trust, Series 2020-03A, Class D	1.730	07/15/26	12	11,846
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33	180	167,742
Series 2021-02, Class D, 144A	2.600	05/15/34	300	275,042
Series 2023-01, Class C, 144A	5.580	08/15/35	500	497,189

Hertz Vehicle Financing III LLC, Series 2023-01A, Class B, 144A	6.220	06/25/27	500	498,362
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27	700	638,849
Series 2021-02A, Class B, 144A	2.120	12/27/27	100	91,105

Hertz Vehicle Financing LLC, Series 2022-02A, Class B, 144A	2.650	06/26/28	100	90,834

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)

JPMorgan Chase Bank NA, Series 2021-02, Class D, 144A	1.138%	12/26/28		18	$18,275
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		983	968,618
Series 2021-01A, Class C, 144A	1.420	07/14/28		500	464,479
Series 2023-01A, Class B, 144A	5.810	02/14/31		1,000	1,000,848
Series 2023-01A, Class C, 144A	6.140	02/14/31		400	399,834
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32		59	59,535
Series 2022-C, Class E, 144A	11.366	12/15/32		105	107,173
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26		6	6,349
Series 2020-03, Class D	1.640	11/16/26		95	93,732
Series 2020-04, Class D	1.480	01/15/27		109	107,411
Series 2021-01, Class D	1.130	11/16/26		372	366,136
					7,411,717
Collateralized Loan Obligations 4.0%
AlbaCore Euro CLO DAC (Ireland), Series 04A, Class B1, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)	6.506(c)	07/15/35	EUR	2,000	2,159,770
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.706(c)	01/20/32		1,491	1,491,855
Barings CLO Ltd. (Cayman Islands), Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.686(c)	01/20/34		2,100	2,101,470
Battalion CLO Ltd. (Cayman Islands), Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.661(c)	05/17/31		867	867,580
Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.621(c)	04/30/31		795	796,627
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.672(c)	05/22/32	EUR	1,492	1,592,594
Series 14A, Class A2R, 144A	1.250	05/22/32	EUR	1,492	1,522,153

Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.736(c)	04/20/34		1,350	1,352,147

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Monument CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	5.342%(c)	05/15/37	EUR	2,500	$2,693,487
OZLM Ltd. (Cayman Islands), Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.636(c)	04/20/31		978	979,657
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.770(c)	10/15/34		3,500	3,517,115
Sixth Street CLO Ltd. (Cayman Islands), Series 2021-19A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.686(c)	07/20/34		4,000	4,004,000
St. Paul’s CLO DAC (Ireland), Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	4.697(c)	04/22/35	EUR	3,323	3,536,839
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.605(c)	10/20/32		3,500	3,500,005
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	6.903(c)	07/20/37		2,000	2,001,877
Toro European CLO DAC (Ireland), Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.544(c)	04/15/37	EUR	1,750	1,884,090
Trinitas Euro CLO DAC (Ireland), Series 02A, Class CR, 144A, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)	7.656(c)	04/15/35	EUR	2,750	2,964,956
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.786(c)	10/20/31		399	399,133
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	6.539(c)	04/15/33		2,500	2,500,000
					39,865,355
Consumer Loans 0.3%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	107	76,684
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		100	93,683

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
Lendmark Funding Trust, Series 2021-01A, Class A, 144A	1.900%	11/20/31	700	$641,561
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34	40	39,290
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	400	373,495
Series 2022-02A, Class D, 144A	6.550	10/14/34	800	788,024
Series 2023-02A, Class C, 144A	6.740	09/15/36	200	203,743
Series 2023-02A, Class D, 144A	7.520	09/15/36	200	205,998

Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32	400	386,512
				2,808,990
Equipment 0.0%
MMAF Equipment Finance LLC, Series 2017-B, Class A5, 144A	2.720	06/15/40	136	134,050
Home Equity Loans 0.2%
BRAVO Residential Funding Trust, Series 2024-CES01, Class A1A, 144A	6.377	04/25/54	486	489,268
JPMorgan Mortgage Trust, Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	7.034(c)	03/25/54	275	277,185
Towd Point HE Trust, Series 2023-01, Class A1A, 144A	6.875	02/25/63	98	98,479
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	267	271,916
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	93	92,691
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	95	94,494
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	296	296,746
				1,620,779

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities 0.0%
Countrywide Asset-Backed Certificates Trust, Series 2004-01, Class M1, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.210%(c)	03/25/34		20	$20,130
Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.805(c)	09/27/75	EUR	233	246,934
					267,064
Student Loans 0.1%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42		82	74,054
Series 2018-AGS, Class A1, 144A	3.210	02/25/44		65	59,754
Series 2018-CGS, Class A1, 144A	3.870	02/25/46		25	23,590

Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 144A	2.730	10/25/48		23	22,404
Navient Private Education Refi Loan Trust,
Series 2018-CA, Class A2, 144A	3.520	06/16/42		4	4,167
Series 2019-CA, Class A2, 144A	3.130	02/15/68		70	67,636
SoFi Professional Loan Program LLC,
Series 2019-B, Class A2FX, 144A	3.090	08/17/48		99	94,457
Series 2019-C, Class A2FX, 144A	2.370	11/16/48		198	185,887
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47		44	43,587
Series 2020-A, Class A2FX, 144A	2.540	05/15/46		271	253,465
					829,001

Total Asset-Backed Securities (cost $53,844,780)					52,936,956
Commercial Mortgage-Backed Securities 5.5%
BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50		995	947,612
Series 2020-BN26, Class A3	2.155	03/15/63		1,800	1,521,724

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK03, Class XB, IO	0.733(cc)	02/15/50		40,575	562,512
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4	4.047	12/15/51		1,351	1,285,254
Series 2020-C07, Class XB, IO	1.098(cc)	04/15/53		4,900	248,077
Series 2023-05C23, Class A3	6.675(cc)	12/15/56		2,500	2,624,351

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Barclays Commercial Mortgage Securities Trust, (cont’d.)
Series 2024-5C27, Class A3	6.014%	07/15/57	800	$822,365
Benchmark Mortgage Trust,
Series 2018-B02, Class A4	3.615	02/15/51	1,400	1,319,280
Series 2019-B13, Class A3	2.701	08/15/57	1,800	1,599,874
Series 2019-B15, Class A2	2.914	12/15/72	1,000	936,813
Series 2020-B17, Class A4	2.042	03/15/53	650	539,017
Series 2023-V02, Class A3	5.812(cc)	05/15/55	1,400	1,416,215
BMO Mortgage Trust,
Series 2023-C06, Class XB, IO	0.347(cc)	09/15/56	90,697	1,362,351
Series 2023-C07, Class A2	6.770	12/15/56	1,800	1,882,235

BX Commercial Mortgage Trust, Series 2021-ACNT, Class E, 144A, 1 Month SOFR + 2.311% (Cap N/A, Floor 2.197%)	7.640(c)	11/15/38	943	930,217
BX Trust, Series 2021-LGCY, Class F, 144A, 1 Month SOFR + 2.063% (Cap N/A, Floor 1.949%)	7.392(c)	10/15/36	1,350	1,315,182
CENT Trust, Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	7.949(c)	09/15/38	750	753,750
CFK Trust, Series 2020-MF02, Class B, 144A	2.792	03/15/39	1,200	1,022,307
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class A3	2.935	04/10/48	385	378,205
Series 2015-P01, Class A4	3.462	09/15/48	600	589,336
Series 2019-GC41, Class A4	2.620	08/10/56	3,600	3,176,830
Series 2020-GC46, Class A4	2.477	02/15/53	1,400	1,209,819
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4	3.420	08/10/47	14	14,465
Series 2015-LC21, Class A3	3.445	07/10/48	447	439,486

Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953	09/15/37	1,600	1,422,790
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3	3.231	06/15/57	649	642,343
Series 2017-C08, Class A3	3.127	06/15/50	723	672,267

Deutsche Bank Commercial Mortgage Trust, Series 2016-C01, Class A3A	3.015	05/10/49	705	674,828
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.464(cc)	03/25/26	2,056	40,612
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4	3.136	02/10/48	326	324,682
Series 2021-GSA03, Class XB, IO	0.746(cc)	12/15/54	35,000	1,376,029

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.767%(cc)	07/05/31	800	$364,495
Series 2019-BKWD, Class A, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.000%)	6.943(c)	09/15/29	358	336,831
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3	3.451	07/15/50	574	564,008
Series 2015-C25, Class A4	3.372	10/15/48	700	682,965
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3	2.531	08/15/49	1,269	1,201,988
Series 2019-H06, Class A3	3.158	06/15/52	1,250	1,139,064
Series 2020-L04, Class A2	2.449	02/15/53	3,600	3,097,188

MTN Commercial Mortgage Trust, Series 2022-LPFL, Class E, 144A, 1 Month SOFR + 4.289% (Cap N/A, Floor 4.289%)	9.619(c)	03/15/39	1,100	1,045,095
NJ Trust, Series 2023-GSP, Class A, 144A	6.697(cc)	01/06/29	500	515,413
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,422	1,338,539
Series 2018-C08, Class A4	3.983	02/15/51	1,650	1,558,421
Series 2018-C09, Class A3	3.854	03/15/51	350	330,700
Series 2018-C14, Class A3	4.180	12/15/51	761	729,154
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class A4	3.498	07/15/58	800	783,190
Series 2016-C33, Class A3	3.162	03/15/59	878	845,944
Series 2016-C34, Class A3	2.834	06/15/49	800	775,111
Series 2016-C35, Class A3	2.674	07/15/48	1,061	1,010,627
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,424,947
Series 2017-C38, Class A4	3.190	07/15/50	624	588,278
Series 2018-C46, Class A3	3.888	08/15/51	1,050	993,275
Series 2018-C48, Class A4	4.037	01/15/52	1,668	1,589,659
Series 2019-C52, Class A3	2.631	08/15/52	2,500	2,482,564

Total Commercial Mortgage-Backed Securities (cost $59,931,469)				55,448,284
Corporate Bonds 15.2%
Aerospace & Defense 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,860	1,749,543
Sr. Unsec’d. Notes	3.600	05/01/34	400	321,766
Sr. Unsec’d. Notes	3.625	03/01/48	555	357,029
Sr. Unsec’d. Notes	5.930	05/01/60	280	250,507

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000%	02/15/28	475	$468,616
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	50	50,560
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	55	56,918
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	208	208,260

RTX Corp., Sr. Unsec’d. Notes	4.125	11/16/28	235	226,327
				3,689,526
Agriculture 0.4%
Altria Group, Inc., Gtd. Notes	3.400	02/04/41	620	446,302
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	108	102,486
Gtd. Notes	6.343	08/02/30	100	104,308
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	1,410	1,363,447
Gtd. Notes	5.931	02/02/29	30	30,688
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.750	02/12/27	750	744,048
Sr. Unsec’d. Notes	5.125	02/15/30	695	692,512
Sr. Unsec’d. Notes	5.500	09/07/30	450	456,128

Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	400	374,824
				4,314,743
Airlines 0.1%
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575	07/15/29	135	127,597
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	150	146,162
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	55	54,948
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	260	258,749
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	46	44,338

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375%	04/15/26	260	$251,287
Sr. Sec’d. Notes, 144A	4.625	04/15/29	60	55,908
				938,989
Auto Manufacturers 0.3%
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43	505	408,857
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	425	384,449
Sr. Unsec’d. Notes	7.350	03/06/30	385	407,398

General Motors Co., Sr. Unsec’d. Notes	6.600	04/01/36	80	83,819
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	5.950	04/04/34	1,445	1,445,940
				2,730,463
Auto Parts & Equipment 0.1%
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	250	244,649
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	75	76,138
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	475	432,045
				752,832
Banks 3.7%
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.875	01/11/29	200	190,937
Banco Santander SA (Spain), Sr. Non-Preferred Notes	1.849	03/25/26	200	187,275
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	665	544,603
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	415	410,665
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	160	152,272
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	215	195,126
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,835	1,769,168
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	115	108,913
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	350	337,163
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	2,290	1,938,505

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645%(ff)	06/24/31	1,075	$911,424
Sr. Unsec’d. Notes	3.650	03/16/25	200	196,919
Sr. Unsec’d. Notes	5.674(ff)	03/12/28	210	209,837
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	391,071
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	750	668,417
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	685	572,949
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	200	199,100
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	400	405,559
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	100	99,504
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,290	1,261,451
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	185	154,159
Sr. Unsec’d. Notes	2.572(ff)	06/03/31	880	754,984
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	280	237,442
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	290	276,405
Sr. Unsec’d. Notes	3.700	01/12/26	200	194,813
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,500	1,448,662
Sub. Notes	4.400	06/10/25	767	756,471
Sub. Notes	4.450	09/29/27	195	190,093
Sub. Notes	4.750	05/18/46	55	47,154

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	860	847,543
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	3.961(ff)	11/26/25	245	242,853
Sub. Notes	7.079(ff)	02/10/34	250	253,425

Discover Bank, Sr. Unsec’d. Notes	4.250	03/13/26	315	307,222
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	12.000	10/01/28	50	53,675
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	290	270,024
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	395	369,593
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	465	382,140
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	1,405	1,181,030
Sr. Unsec’d. Notes	3.750	02/25/26	50	48,726
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	190	180,237
Sr. Unsec’d. Notes	3.850	01/26/27	410	396,239
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	95	91,447
Sub. Notes	6.750	10/01/37	275	296,937

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000%(ff)	08/01/24(oo)	345	$344,163
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	1,290	1,273,020
Jr. Sub. Notes, Series NN	6.875(ff)	06/01/29(oo)	225	232,672
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	1,005	938,373
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	375	316,621
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	110	103,619
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	495	421,968
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	145	135,497
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	1,591	1,532,880
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	796	761,771
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	85	82,889
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	250	242,593
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	460	461,606
Sub. Notes	3.875	09/10/24	90	89,639

KeyCorp, Sr. Unsec’d. Notes	6.401(ff)	03/06/35	180	182,560
Morgan Stanley,
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	230	231,365
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	1,005	822,147
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,173	1,116,804
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	370	361,688
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	240	232,016
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	215	177,866
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	485	412,303
Sr. Unsec’d. Notes, MTN	3.591(cc)	07/22/28	1,536	1,460,467

Societe Generale SA (France), Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	1,000	934,892
Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A, MTN	5.650	03/09/26	250	250,727
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	495	422,606
UniCredit SpA (Italy), Sr. Preferred Notes, 144A	3.127(ff)	06/03/32	405	342,415
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	715	741,645
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	2,500	2,303,417
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	1,025	886,787
				37,549,148

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700%	02/01/36	150	$142,931
Gtd. Notes	4.900	02/01/46	435	399,730

Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	4.450	05/15/25	890	879,380
				1,422,041
Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	5.600	03/02/43	495	487,757
Building Materials 0.1%
Griffon Corp., Gtd. Notes	5.750	03/01/28	425	410,285
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	49	48,135
Gtd. Notes, 144A	4.875	12/15/27	200	188,876

Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	300	271,024
				918,320
Chemicals 0.4%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31	225	189,640
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A	8.500	01/12/31	204	208,207
CF Industries, Inc., Gtd. Notes	5.375	03/15/44	150	137,596
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42	20	16,530
Sr. Unsec’d. Notes	9.400	05/15/39	31	41,030

FMC Corp., Sr. Unsec’d. Notes(a)	5.650	05/18/33	1,000	985,026
Huntsman International LLC, Sr. Unsec’d. Notes	4.500	05/01/29	1,650	1,563,134
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	03/27/28	245	241,792
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	6.750	05/02/34	206	211,407

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375%	09/18/26		200	$188,313
Gtd. Notes	6.500	09/27/28		200	190,313
					3,972,988
Commercial Services 0.2%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		132	126,871
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		17	16,953
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	185	190,820
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000	10/15/37		20	22,614
Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60		100	63,147
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56		270	193,749
RELX Capital, Inc. (United Kingdom), Gtd. Notes	4.750	05/20/32		210	203,688
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52		279	196,246
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119		55	37,483
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		200	173,929
Gtd. Notes	3.875	02/15/31		62	55,351

Yale University, Unsec’d. Notes, Series 2020	1.482	04/15/30		595	497,047
					1,777,898
Computers 0.0%
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30		200	184,666
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29		131	141,671
					326,337

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.0%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875%	12/15/28	400	$360,812
Diversified Financial Services 0.2%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	320	330,110
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.875	07/21/28	610	616,011
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	120	115,387
Gtd. Notes, 144A	6.000	01/15/27	400	395,769

OneMain Finance Corp., Gtd. Notes	3.875	09/15/28	350	313,700
PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250	02/15/29	325	295,497
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	204,563
				2,271,037
Electric 1.4%
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365(cc)	06/15/26	335	333,415
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350	10/01/36	115	121,940
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	5.950	05/15/37	120	124,059
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	350	309,562
Sr. Sec’d. Notes, 144A	4.500	02/15/28	175	166,437
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	150	139,998
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	225	209,920
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2	6.950	03/15/33	120	133,546
General Ref. Mortgage, Series Z	2.400	09/01/26	170	160,337

Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	440	410,575
Commonwealth Edison Co., First Mortgage, Series 123	3.750	08/15/47	754	567,176
Dominion Energy, Inc., Jr. Sub. Notes	3.071	08/15/24	800	796,966

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

DTE Electric Co., General Ref. Mortgage	3.750%	08/15/47	622	$471,163
Duke Energy Carolinas LLC, First Mortgage	6.050	04/15/38	55	57,266
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	210	198,591
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	135	135,490
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	385	369,065
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.250	07/12/31	1,190	966,452
Engie SA (France), Sr. Unsec’d. Notes, 144A	5.250	04/10/29	500	497,330
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	200	193,708
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	500	502,656

Eversource Energy, Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	300,030
Florida Power & Light Co., First Mortgage	5.950	10/01/33	60	63,180
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	30	31,228
Interstate Power & Light Co., Sr. Unsec’d. Notes	2.300	06/01/30	315	268,815
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	216,347
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	49,618
Gtd. Notes, 144A	3.375	02/15/29	50	44,479
Gtd. Notes, 144A	3.625	02/15/31	125	107,244
Gtd. Notes, 144A	3.875	02/15/32	275	236,458
Gtd. Notes, 144A	5.250	06/15/29	225	216,165
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	75	81,948
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49	160	120,840
Sr. Unsec’d. Notes	4.150	04/01/48	175	134,754
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	260	185,897
Sr. Sec’d. Notes	3.250	06/01/31	510	438,659

Public Service Co. of Colorado, First Mortgage	4.300	03/15/44	35	28,457

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%	05/01/37		125	$130,536
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48		230	185,585
Southern California Edison Co., First Mortgage	5.300	03/01/28		490	490,975
Southwestern Public Service Co., First Mortgage	3.700	08/15/47		250	176,259
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series A	2.875	07/15/29		1,135	1,024,600
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		200	198,134
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		650	655,111
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.625	02/15/27		600	589,945
Sr. Sec’d. Notes, 144A	3.550	07/15/24		645	644,158

Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800	09/15/41		105	91,095
					13,576,169
Electronics 0.1%
Trimble, Inc., Sr. Unsec’d. Notes	4.750	12/01/24		1,200	1,193,981
Engineering & Construction 0.2%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	272,308
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	300	281,651
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29		85	85,404
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		200	165,688
Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	192,218
Sr. Sec’d. Notes, 144A	5.500	10/31/46		200	165,812
Sr. Sec’d. Notes, 144A	5.500	07/31/47		400	331,375

TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32		100	88,067
					1,582,523

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625%	10/15/29		250	$229,131
Sr. Sec’d. Notes, 144A	6.500	02/15/32		155	155,756
Sr. Sec’d. Notes, 144A	7.000	02/15/30		125	127,729

International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.250	01/15/27		200	199,910
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		265	215,358
Gtd. Notes	5.141	03/15/52		380	295,710

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	7.125	02/15/31		140	145,160
					1,368,754
Environmental Control 0.0%
GFL Environmental, Inc., Sr. Sec’d. Notes, 144A	6.750	01/15/31		80	81,500
Foods 0.3%
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		325	301,466
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	750	946,402
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	500	578,323
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes, 144A	6.750	03/15/34		219	231,375
Kraft Heinz Foods Co., Gtd. Notes	4.375	06/01/46		270	219,853
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		75	67,995
Gtd. Notes, 144A	4.375	01/31/32		200	178,256

Post Holdings, Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/32		80	80,204
					2,603,874
Forest Products & Paper 0.0%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.500	08/01/24		310	308,360

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750%	05/20/27	350	$329,724
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	200	156,665
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27	548	522,659
Sr. Unsec’d. Notes	4.800	02/15/44	40	34,710

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	740	683,434
				1,727,192
Healthcare-Products 0.0%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29	200	184,155
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.250	04/01/29	200	202,232
				386,387
Healthcare-Services 0.5%
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30	200	180,979
Duke University Health System, Inc., Sr. Unsec’d. Notes, Series 2017	3.920	06/01/47	95	76,631
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	45	39,609
Sr. Unsec’d. Notes	4.650	01/15/43	30	26,472
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	130	129,530
Gtd. Notes, MTN	7.750	07/15/36	400	454,572

Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	2.200	06/01/30	360	303,814
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	140	117,057
Unsec’d. Notes, Series 2021	2.810	06/01/41	495	357,279

MultiCare Health System, Unsec’d. Notes	2.803	08/15/50	280	168,167
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	155	109,519
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31	1,155	963,542

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532%	10/01/29	190	$166,606
Unsec’d. Notes, Series H	2.746	10/01/26	50	47,065

Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375	01/15/30	450	416,986
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(h)	5.200	04/15/63	1,475	1,369,251
				4,927,079
Home Builders 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30	600	536,874
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	150	144,442
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	675	621,000
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	500	495,649
Gtd. Notes, 144A	5.875	06/15/27	90	89,566
				1,887,531
Housewares 0.0%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375	02/01/32	225	193,746
Insurance 0.2%
CNA Financial Corp., Sr. Unsec’d. Notes	5.125	02/15/34	150	145,293
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes, 144A	6.000	12/07/33	875	886,777
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	115	79,068
Gtd. Notes, 144A	3.951	10/15/50	180	130,558
Gtd. Notes, 144A	4.569	02/01/29	350	341,391

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	110	112,454
Markel Group, Inc., Sr. Unsec’d. Notes	5.000	03/30/43	25	22,323

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

New York Life Insurance Co., Sub. Notes, 144A	6.750%	11/15/39	110	$122,453
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	15	13,301
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47	240	192,099
Sub. Notes, 144A	6.850	12/16/39	22	24,510
				2,070,227
Leisure Time 0.1%
Carnival Corp., Sr. Sec’d. Notes, 144A	4.000	08/01/28	200	187,687
Carnival Holdings Bermuda Ltd., Gtd. Notes, 144A	10.375	05/01/28	75	81,219
NCL Corp. Ltd., Gtd. Notes, 144A	5.875	03/15/26	275	271,906
NCL Finance Ltd., Gtd. Notes, 144A	6.125	03/15/28	125	123,438
Royal Caribbean Cruises Ltd., Gtd. Notes, 144A	7.250	01/15/30	50	51,603
Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	250	247,500
				963,353
Lodging 0.2%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	375	324,707
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	561	538,370
Sr. Unsec’d. Notes, Series X	4.000	04/15/28	830	796,816

MGM Resorts International, Gtd. Notes	6.500	04/15/32	220	218,979
				1,878,872
Machinery-Diversified 0.1%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	50	51,749
Ingersoll Rand, Inc., Sr. Unsec’d. Notes	5.700	08/14/33	440	450,216

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500%	09/01/28		125	$129,128
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.700	09/15/28		89	87,265
					718,358
Media 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		100	81,622
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		375	341,110
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.900	06/01/52		290	181,757
Sr. Sec’d. Notes	5.375	05/01/47		120	95,926
Sr. Sec’d. Notes	6.384	10/23/35		110	107,231
Sr. Sec’d. Notes	6.484	10/23/45		172	157,322
Comcast Corp.,
Gtd. Notes	3.969	11/01/47		19	14,810
Gtd. Notes(h)	5.500	05/15/64		700	673,558
Cox Communications, Inc.,
Gtd. Notes, 144A	5.700	06/15/33		1,500	1,492,916
Sr. Unsec’d. Notes, 144A	3.150	08/15/24		255	254,057
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $6,750; purchased 01/31/24)(f)	6.625	08/15/27(d)		100	2,000
Sec’d. Notes, 144A (original cost $550,396; purchased 02/12/20)(f)	5.375	08/15/26(d)		550	11,949
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		100	39,365
Gtd. Notes	7.375	07/01/28		100	42,454
Gtd. Notes	7.750	07/01/26		400	248,316

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		400	392,933
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41		140	117,011
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28		220	214,399
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.250	01/15/30	GBP	300	321,887
					4,790,623

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	280	$277,497
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32	200	193,550
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes, 144A	5.350	03/15/34	445	444,203
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26	200	187,903
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	7.500	07/27/35	95	110,117
				1,213,270
Miscellaneous Manufacturing 0.1%
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	450	434,540
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31	935	799,430
				1,233,970
Multi-National 0.0%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	5.000	01/24/29	50	49,827
Oil & Gas 0.8%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	225	227,541
Aker BP ASA (Norway), Gtd. Notes, 144A	3.100	07/15/31	450	382,247
Antero Resources Corp., Gtd. Notes, 144A	5.375	03/01/30	35	33,908
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	79	98,008
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	125	127,976

BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)	156	152,469
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.500	02/15/37	950	985,660
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47	190	174,161

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500%	02/01/26		125	$123,806
Gtd. Notes, 144A	5.875	02/01/29		125	123,716
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28		75	78,691
Gtd. Notes, 144A	8.625	11/01/30		25	26,833

ConocoPhillips Co., Gtd. Notes	3.758	03/15/42		150	118,860
Crescent Energy Finance LLC, Gtd. Notes, 144A	7.625	04/01/32		105	107,032
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41		35	32,568
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		68	65,381
Sr. Unsec’d. Notes	8.625	01/19/29		525	552,615

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		200	201,948
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		200	188,375
Sr. Sec’d. Notes, 144A	5.375	03/30/28		266	235,659

EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35		120	107,402
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		50	48,393
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		100	96,555
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		50	47,785
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		150	144,335

Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		175	178,840
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.625	01/16/34	GBP	330	402,482
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	180	167,952
Gtd. Notes	5.350	02/12/28		49	43,978
Gtd. Notes	6.490	01/23/27		30	28,767
Gtd. Notes	6.500	03/13/27		1,283	1,221,929
Gtd. Notes	6.700	02/16/32		10	8,367
Gtd. Notes, EMTN	2.750	04/21/27	EUR	200	189,960
Gtd. Notes, EMTN	4.875	02/21/28	EUR	240	234,136

Phillips 66 Co., Gtd. Notes	3.550	10/01/26		360	347,439

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Southwestern Energy Co., Gtd. Notes	4.750%	02/01/32	200	$183,695
Transocean, Inc., Gtd. Notes, 144A	8.250	05/15/29	70	70,150
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	5.000	05/18/27	870	852,555
				8,412,174
Oil & Gas Services 0.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900	05/17/28	336	320,717
Packaging & Containers 0.1%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32	780	680,566
Ball Corp., Gtd. Notes	6.000	06/15/29	250	251,339
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	125	116,678
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27	275	257,674
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	25	25,069
				1,331,326
Pharmaceuticals 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.800	03/15/25	315	310,893
Sr. Unsec’d. Notes	4.050	11/21/39	180	156,200
Sr. Unsec’d. Notes	4.550	03/15/35	430	407,836
Sr. Unsec’d. Notes	4.700	05/14/45	740	668,415

AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	125	119,257
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	25	17,421
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	150	77,625
Gtd. Notes, 144A	5.000	02/15/29	75	36,469

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	5.250%	01/30/30	50	$23,250
Gtd. Notes, 144A	5.250	02/15/31	350	162,750
Gtd. Notes, 144A	6.250	02/15/29	200	101,000
Gtd. Notes, 144A	7.000	01/15/28	250	134,688
Sr. Sec’d. Notes, 144A	4.875	06/01/28	50	37,418

Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	18	17,830
Cigna Group (The), Gtd. Notes	4.500	02/25/26	631	622,036
CVS Health Corp.,
Sr. Unsec’d. Notes	3.250	08/15/29	800	726,015
Sr. Unsec’d. Notes	4.300	03/25/28	359	346,598
Sr. Unsec’d. Notes	5.125	07/20/45	357	313,919
Sr. Unsec’d. Notes	5.875	06/01/53	35	33,522

Eli Lilly & Co., Sr. Unsec’d. Notes	5.100	02/09/64	655	624,100
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	200	179,573
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	3.025	07/09/40	250	179,164
Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	800	658,640
Viatris, Inc., Gtd. Notes	4.000	06/22/50	40	26,955
				5,981,574
Pipelines 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	350	347,389
Gtd. Notes, 144A	6.625	02/01/32	70	70,618

Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33	325	332,063
Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes	4.600	12/15/44	10	8,416
Energy Transfer LP,
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	610	603,422
Sr. Unsec’d. Notes	4.950	06/15/28	210	207,241
Sr. Unsec’d. Notes	5.000	05/15/50	170	144,493
Sr. Unsec’d. Notes	5.300	04/15/47	500	442,698

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Energy Transfer LP, (cont’d.)
Sr. Unsec’d. Notes	6.400%	12/01/30	150	$157,629
Sr. Unsec’d. Notes	6.550	12/01/33	80	84,648
Enterprise Products Operating LLC,
Gtd. Notes	3.950	01/31/60	55	40,604
Gtd. Notes	4.850	03/15/44	185	166,852

EQM Midstream Partners LP, Sr. Unsec’d. Notes, 144A	6.500	07/01/27	150	151,656
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	2.550	07/01/30	350	302,718
Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	220	140,570
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	630	543,043
Sr. Unsec’d. Notes	4.500	04/15/38	175	152,747
Sr. Unsec’d. Notes	4.875	06/01/25	375	371,754
Sr. Unsec’d. Notes	5.200	03/01/47	20	17,907
Sr. Unsec’d. Notes	5.500	02/15/49	176	162,588

ONEOK Partners LP, Gtd. Notes	6.200	09/15/43	205	205,610
ONEOK, Inc., Gtd. Notes	4.500	03/15/50	1,000	791,013
Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	165	157,903
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	275	263,305
Gtd. Notes, 144A	6.000	12/31/30	125	116,558
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	30	27,336
Sr. Sec’d. Notes, 144A	4.125	08/15/31	30	26,930
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	1,180	1,097,883
Sr. Unsec’d. Notes	5.300	03/01/48	20	17,173
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900	01/15/45	220	192,376
Sr. Unsec’d. Notes	5.150	03/15/34	340	331,756
Sr. Unsec’d. Notes	5.400	03/02/26	430	429,614
Sr. Unsec’d. Notes	5.400	03/04/44	175	164,985
				8,271,498

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate 0.1%
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125%	02/01/29	350	$313,297
Gtd. Notes, 144A	5.375	08/01/28	275	261,387
				574,684
Real Estate Investment Trusts (REITs) 0.8%
American Tower Corp., Sr. Unsec’d. Notes	5.200	02/15/29	855	851,814
Brandywine Operating Partnership LP, Gtd. Notes(a)	4.550	10/01/29	450	392,701
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	345	320,118
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	50	36,379
Gtd. Notes	9.750	06/15/25	21	20,964
Sr. Unsec’d. Notes	4.750	02/15/28	400	328,487

GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	175	173,600
Healthpeak OP LLC,
Gtd. Notes	2.875	01/15/31	315	271,760
Gtd. Notes	5.250	12/15/32	950	932,956

Realty Income Corp., Sr. Unsec’d. Notes	3.400	01/15/28	800	754,397
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32	205	204,973
SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	350	312,322
Sun Communities Operating LP, Gtd. Notes	2.700	07/15/31	1,395	1,152,173
Ventas Realty LP, Gtd. Notes	2.650	01/15/25	1,750	1,718,427
Welltower OP LLC, Gtd. Notes	4.250	04/01/26	160	156,743
WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33	545	421,936
				8,049,750
Retail 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.125	06/15/29	100	100,000

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	5.267%	02/12/34		515	$506,892
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31		185	148,375
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	500	567,936
Sr. Sec’d. Notes, 144A	12.000	11/30/28		400	423,604

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32		100	98,786
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		325	321,176
					2,166,769
Semiconductors 0.2%
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.419	04/15/33		1,750	1,508,250
Software 0.1%
Fiserv, Inc., Sr. Unsec’d. Notes	5.450	03/02/28		620	625,573
Oracle Corp., Sr. Unsec’d. Notes	5.550	02/06/53		245	231,700
					857,273
Telecommunications 0.9%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		129	102,538
Sr. Unsec’d. Notes	3.500	09/15/53		—(r)	—
Sr. Unsec’d. Notes	3.550	09/15/55		115	77,486
Sr. Unsec’d. Notes	4.500	05/15/35		125	115,096
Sr. Unsec’d. Notes	5.400	02/15/34		2,435	2,435,079
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $4,563; purchased 11/14/23)^(f)	0.000	12/31/30		4	4,822
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $5; purchased 11/14/23)^(f)	0.000	12/31/30		48	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $597; purchased 11/14/23)^(f)	0.000	12/31/30		—(r)	118

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel Group Holdings Ltd. (Jamaica), (cont’d.)
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $3; purchased 11/14/23)^(f)	0.000%	12/31/30		30	$—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl US (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $357,343; purchased 01/30/24 - 05/15/24)(f)	10.500	05/25/27		385	380,901
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500% (original cost $18,654; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28		28	22,657
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28		200	198,250
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30		625	581,250
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	10.750	12/15/30		200	199,520
Sr. Sec’d. Notes, 144A	11.000	11/15/29		500	512,263

NBN Co. Ltd. (Australia), Sr. Unsec’d. Notes, 144A, MTN	5.750	10/06/28		295	302,558
Rogers Communications, Inc. (Canada), Gtd. Notes	5.300	02/15/34		1,065	1,045,355
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		300	360,755
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31		1,910	1,621,343
Gtd. Notes	2.625	02/15/29		275	246,568
Gtd. Notes	3.750	04/15/27		75	72,095
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30		5	4,064
Sr. Unsec’d. Notes	3.400	03/22/41		480	366,890

Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	300	326,648
					8,976,256
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700	08/01/28		135	143,778
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37		170	182,222

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500%	10/15/31	450	$420,260
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32	200	176,838
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590	05/17/25	20	19,968
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	25	25,600
Gtd. Notes, 144A	7.125	02/01/32	80	81,915
				1,050,581
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.550	05/01/28	785	790,243

Total Corporate Bonds (cost $164,485,232)				152,559,582
Floating Rate and Other Loans 0.0%
Media 0.0%
Diamond Sports Group LLC,
Dip Term Loan,	—(p)	12/02/24	75	104,503
First Lien Term Loan, 1 Month SOFR + 10.100%	15.429(c)	05/25/26	33	31,097
Second Lien Term Loan,	8.175	08/24/26	620	11,780
				147,380
Telecommunications 0.0%
Digicel International Finance, Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 1.500%	12.075(c)	05/29/27	349	337,734

Total Floating Rate and Other Loans (cost $627,142)				485,114
Municipal Bonds 0.3%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	35	33,664

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263%	04/01/49	220	$237,655
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	210	240,005
General Obligation Unlimited, Taxable, BABs	7.500	04/01/34	15	17,294
				494,954
Illinois 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs, Series B	6.395	01/01/40	160	171,949
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	94	92,391
				264,340
Michigan 0.1%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/22	435	335,115
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	440	364,453
Taxable, Revenue Bonds, Series B	2.437	04/01/40	550	400,296
				1,099,864
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	165	193,221
New York 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable, Revenue Bonds, BABs	5.767	08/01/36	170	173,572
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	65	62,449
Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	70	72,782

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511%	12/01/45	80	$78,667
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	80	62,240

Total Municipal Bonds (cost $2,811,841)				2,535,753
Residential Mortgage-Backed Securities 0.9%
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	4.982(cc)	02/25/35	5	4,332
Bellemeade Re Ltd.,
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	7.485(c)	01/26/32	160	161,146
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.035(c)	01/26/32	360	369,071

Chase Mortgage Finance Trust, Series 2007-A01, Class 1A5	6.181(cc)	02/25/37	10	9,863
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, 144A	6.170	09/25/62	255	254,899
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.585(c)	03/25/42	105	116,628
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.585(c)	03/25/42	90	97,617
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A	3.850(cc)	09/25/57	173	162,963
Series 2020-RPL06, Class A1, 144A	3.425(cc)	03/25/59	311	309,878
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	334	312,066
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.035(c)	10/25/33	76	75,879
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.785(c)	04/25/34	240	245,457

Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	7.335(c)	11/25/41	90	90,680
Fannie Mae REMIC, Series 2014-11, Class VB	4.500	04/25/42	500	484,448

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)	11.450%(c)	08/25/50	77	$89,062
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	10.135(c)	10/25/50	190	217,411
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	9.335(c)	11/25/50	250	281,370
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.985(c)	01/25/34	59	59,018
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.735(c)	10/25/41	200	207,130
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.335(c)	08/25/33	160	175,334
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.485(c)	12/25/33	100	110,988
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.435(c)	09/25/41	300	302,593
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.685(c)	12/25/41	200	202,463
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.185(c)	01/25/42	410	414,602
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.735(c)	02/25/42	300	307,492
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.235(c)	04/25/42	100	103,930

Home Re Ltd., Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	8.135(c)	01/25/34	217	218,934
JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	6.408(cc)	07/25/35	2	1,554
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858	09/25/59	159	158,645
Series 2021-GS01, Class A1, 144A	4.892	10/25/66	116	114,235
Series 2021-SL01, Class A, 144A	4.991(cc)	09/25/60	41	41,248

Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	24	22,995
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.210(c)	01/25/48	48	47,043
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.235(c)	04/25/34	200	203,860

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

OBX Trust, Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)	6.110%(c)	06/25/57		45	$43,759
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.835(c)	05/25/33		1,067	1,069,378
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.685(c)	03/29/27		683	682,270

PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	8.095(c)	12/25/27		600	600,000
Radnor Re Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.185(c)	11/25/31		2	1,965
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.035(c)	11/25/31		300	306,746
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.035(c)	07/25/33		150	151,989

Shamrock Residential (Ireland), Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	4.598(c)	06/24/71	EUR	101	108,191
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	7.282(cc)	02/25/34		8	7,761
Towd Point Mortgage Trust, Series 2017-05, Class A1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.000%)	6.060(c)	02/25/57		40	40,753

Total Residential Mortgage-Backed Securities (cost $8,874,908)					8,987,646
Sovereign Bonds 0.7%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		200	168,187
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375	09/18/37		100	97,050
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500	02/22/29		440	424,875
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28		200	191,125
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	100	84,940
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	315	319,638
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	350	372,255

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia Government International Bond (Indonesia), (cont’d.)
Sr. Unsec’d. Notes	3.500%	01/11/28		370	$349,650
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	200	194,913
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	200	192,972

Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700	01/26/36		200	194,937
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26		100	94,520
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes	2.875	10/17/29		2,000	1,780,161
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	98	88,653
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	400	436,900
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	684	622,879
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	80,154
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	497	509,974
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	100	102,610
Sr. Unsec’d. Notes, 144A	6.000	06/12/34		397	390,549
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		200	202,375
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	8.994	02/01/26(d)		300	97,200
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	200	54,833
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		640	202,560

Total Sovereign Bonds (cost $8,508,870)					7,253,910
U.S. Government Agency Obligations 6.9%
Federal Home Loan Bank	5.500	07/15/36		135	146,050
Federal Home Loan Mortgage Corp.	1.500	10/01/36		1,520	1,304,239
Federal Home Loan Mortgage Corp.	2.000	12/01/50		472	371,377
Federal Home Loan Mortgage Corp.	2.000	05/01/51		941	741,206
Federal Home Loan Mortgage Corp.	2.500	09/01/46		348	290,574
Federal Home Loan Mortgage Corp.	2.500	03/01/51		1,828	1,505,837
Federal Home Loan Mortgage Corp.	2.500	05/01/51		493	405,621
Federal Home Loan Mortgage Corp.	2.500	05/01/51		1,577	1,288,013
Federal Home Loan Mortgage Corp.	2.500	07/01/51		777	638,236
Federal Home Loan Mortgage Corp.	2.500	08/01/51		590	490,182
Federal Home Loan Mortgage Corp.	2.500	01/01/52		498	413,429
Federal Home Loan Mortgage Corp.	2.500	04/01/52		510	423,122
Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,165	1,006,401

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.000%	01/01/52	1,868	$1,601,927
Federal Home Loan Mortgage Corp.	3.000	02/01/52	1,713	1,458,941
Federal Home Loan Mortgage Corp.	3.500	03/01/52	845	752,432
Federal Home Loan Mortgage Corp.	3.500	05/01/52	944	835,714
Federal Home Loan Mortgage Corp.	4.500	10/01/39	55	53,176
Federal Home Loan Mortgage Corp.	5.000	04/01/34	5	4,945
Federal Home Loan Mortgage Corp.	5.000	05/01/34	11	10,514
Federal Home Loan Mortgage Corp.	5.000	10/01/35	16	15,611
Federal Home Loan Mortgage Corp.	5.000	11/01/41	117	115,888
Federal Home Loan Mortgage Corp.	5.500	12/01/33	11	11,289
Federal Home Loan Mortgage Corp.	5.500	05/01/34	2	1,521
Federal Home Loan Mortgage Corp.	5.500	07/01/34	25	24,983
Federal Home Loan Mortgage Corp.	5.500	05/01/37	4	4,059
Federal Home Loan Mortgage Corp.	5.500	10/01/37	7	7,472
Federal Home Loan Mortgage Corp.	5.500	12/01/52	364	359,473
Federal Home Loan Mortgage Corp.	6.000	01/01/34	12	11,696
Federal Home Loan Mortgage Corp.	7.000	10/01/31	—(r)	235
Federal Home Loan Mortgage Corp.	7.000	05/01/32	3	3,255
Federal National Mortgage Assoc.	1.500	02/01/51	982	734,070
Federal National Mortgage Assoc.	1.500	06/01/51	932	695,602
Federal National Mortgage Assoc.	2.000	06/01/50	1,653	1,307,257
Federal National Mortgage Assoc.	2.000	11/01/50	2,772	2,188,822
Federal National Mortgage Assoc.	2.000	12/01/50	1,222	964,272
Federal National Mortgage Assoc.	2.000	04/01/51	4,917	3,865,191
Federal National Mortgage Assoc.	2.000	05/01/51	515	404,881
Federal National Mortgage Assoc.	2.000	08/01/51	1,169	918,400
Federal National Mortgage Assoc.(k)	2.000	11/01/51	1,331	1,044,710
Federal National Mortgage Assoc.	2.500	TBA	3,500	2,860,566
Federal National Mortgage Assoc.	2.500	06/01/50	468	386,428
Federal National Mortgage Assoc.	2.500	10/01/50	1,878	1,546,847
Federal National Mortgage Assoc.	2.500	01/01/51	1,527	1,257,046
Federal National Mortgage Assoc.	2.500	02/01/51	505	414,670
Federal National Mortgage Assoc.	2.500	03/01/51	418	344,556
Federal National Mortgage Assoc.	2.500	07/01/51	1,752	1,438,815
Federal National Mortgage Assoc.	2.500	01/01/52	981	801,474
Federal National Mortgage Assoc.	2.500	02/01/52	466	387,857
Federal National Mortgage Assoc.	2.500	03/01/52	622	515,874
Federal National Mortgage Assoc.	2.500	04/01/52	500	409,327
Federal National Mortgage Assoc.	3.000	02/01/47	920	811,899
Federal National Mortgage Assoc.	3.000	12/01/51	820	701,259
Federal National Mortgage Assoc.	3.000	02/01/52	419	356,693
Federal National Mortgage Assoc.	3.000	03/01/52	2,572	2,191,044
Federal National Mortgage Assoc.	3.000	04/01/52	990	843,037
Federal National Mortgage Assoc.	3.000	06/01/52	503	428,488

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.500%	11/01/42	1,154	$1,053,843
Federal National Mortgage Assoc.	3.500	01/01/52	382	339,889
Federal National Mortgage Assoc.	3.500	02/01/52	1,195	1,065,579
Federal National Mortgage Assoc.	3.500	04/01/52	1,529	1,354,063
Federal National Mortgage Assoc.	4.000	04/01/52	1,691	1,547,712
Federal National Mortgage Assoc.	4.000	05/01/52	2,385	2,185,928
Federal National Mortgage Assoc.	4.500	09/01/39	43	41,317
Federal National Mortgage Assoc.	4.500	08/01/40	38	37,097
Federal National Mortgage Assoc.	4.500	02/01/44	53	51,284
Federal National Mortgage Assoc.	4.500	08/01/44	122	117,951
Federal National Mortgage Assoc.	4.500	01/01/45	99	95,725
Federal National Mortgage Assoc.	4.500	05/01/52	436	411,445
Federal National Mortgage Assoc.	4.500	06/01/52	1,042	983,683
Federal National Mortgage Assoc.	5.000	07/01/35	9	8,850
Federal National Mortgage Assoc.	5.000	02/01/36	21	21,039
Federal National Mortgage Assoc.	5.000	06/01/52	412	399,080
Federal National Mortgage Assoc.	5.000	07/01/52	2,193	2,125,052
Federal National Mortgage Assoc.	5.500	06/01/33	4	4,166
Federal National Mortgage Assoc.	5.500	08/01/33	9	8,920
Federal National Mortgage Assoc.	5.500	09/01/33	12	11,967
Federal National Mortgage Assoc.	5.500	09/01/33	23	23,347
Federal National Mortgage Assoc.	5.500	01/01/34	9	9,184
Federal National Mortgage Assoc.	5.500	01/01/34	10	9,638
Federal National Mortgage Assoc.	5.500	07/01/34	17	16,889
Federal National Mortgage Assoc.	5.500	08/01/52	282	279,072
Federal National Mortgage Assoc.	5.500	11/01/52	3,635	3,596,012
Federal National Mortgage Assoc.	6.000	TBA	1,000	1,002,773
Federal National Mortgage Assoc.	6.000	01/01/34	3	3,079
Federal National Mortgage Assoc.	6.000	01/01/34	61	61,796
Federal National Mortgage Assoc.	6.000	02/01/34	5	4,736
Federal National Mortgage Assoc.	6.000	10/01/34	1	636
Federal National Mortgage Assoc.	6.000	10/01/34	4	3,886
Federal National Mortgage Assoc.	6.000	11/01/34	7	7,188
Federal National Mortgage Assoc.	6.000	11/01/34	14	13,936
Federal National Mortgage Assoc.	6.000	11/01/34	20	20,557
Federal National Mortgage Assoc.	6.000	01/01/35	33	33,957
Federal National Mortgage Assoc.	6.000	02/01/35	19	19,574
Federal National Mortgage Assoc.	6.000	08/01/36	9	9,120
Federal National Mortgage Assoc.	6.000	08/01/38	2	1,851
Federal National Mortgage Assoc.	6.000	11/01/52	932	938,468
Federal National Mortgage Assoc.	6.000	12/01/52	205	206,384
Federal National Mortgage Assoc.	6.500	07/01/29	2	2,017
Federal National Mortgage Assoc.	6.500	07/01/32	7	7,343
Federal National Mortgage Assoc.	6.500	04/01/33	4	4,571

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	6.500%	01/01/34	4	$3,714
Federal National Mortgage Assoc.	6.500	10/01/36	10	10,309
Federal National Mortgage Assoc.	6.500	09/01/37	31	32,367
Federal National Mortgage Assoc.	6.500	10/01/37	30	30,783
Federal National Mortgage Assoc.(k)	6.625	11/15/30	200	223,365
Federal National Mortgage Assoc.	7.000	06/01/32	4	3,780
Federal National Mortgage Assoc.(k)	7.125	01/15/30	452	510,499
Federal National Mortgage Assoc.	7.500	09/01/30	—(r)	355
Federal National Mortgage Assoc.	8.500	02/01/28	—(r)	332
Government National Mortgage Assoc.	2.000	12/20/50	489	396,418
Government National Mortgage Assoc.	2.000	02/20/51	519	420,345
Government National Mortgage Assoc.	2.500	03/20/51	513	432,015
Government National Mortgage Assoc.	3.000	09/20/43	86	76,556
Government National Mortgage Assoc.	3.000	01/20/44	26	23,420
Government National Mortgage Assoc.	3.000	03/15/45	54	47,606
Government National Mortgage Assoc.	3.000	05/20/45	82	72,677
Government National Mortgage Assoc.	3.000	08/20/45	153	135,857
Government National Mortgage Assoc.	3.000	06/20/46	163	144,081
Government National Mortgage Assoc.	3.000	03/20/47	91	80,725
Government National Mortgage Assoc.	3.000	12/20/48	446	393,532
Government National Mortgage Assoc.	3.000	06/20/51	536	468,057
Government National Mortgage Assoc.	3.000	08/20/51	1,693	1,477,747
Government National Mortgage Assoc.	3.500	12/20/51	1,880	1,691,036
Government National Mortgage Assoc.	4.500	09/20/52	474	451,436
Government National Mortgage Assoc.	5.000	10/20/37	8	7,574
Government National Mortgage Assoc.	5.000	04/20/45	43	43,214
Government National Mortgage Assoc.	5.000	09/20/52	462	450,155
Government National Mortgage Assoc.	5.500	07/15/33	7	7,520
Government National Mortgage Assoc.	5.500	12/15/33	3	3,056
Government National Mortgage Assoc.	5.500	09/15/34	74	76,521
Government National Mortgage Assoc.	5.500	01/15/36	27	27,330
Government National Mortgage Assoc.	5.500	02/15/36	59	59,958
Government National Mortgage Assoc.	5.500	11/20/52	515	511,341
Government National Mortgage Assoc.	6.000	TBA	500	502,077
Government National Mortgage Assoc.	6.500	07/15/32	1	941
Government National Mortgage Assoc.	6.500	08/15/32	—(r)	171
Government National Mortgage Assoc.	6.500	08/15/32	1	524
Government National Mortgage Assoc.	6.500	08/15/32	1	921
Government National Mortgage Assoc.	6.500	08/15/32	5	4,892
Government National Mortgage Assoc.	7.000	05/15/31	2	2,180
Government National Mortgage Assoc.	7.500	04/15/29	—(r)	372
Government National Mortgage Assoc.	8.000	06/15/25	1	871

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%	05/01/30	90	$102,005

Total U.S. Government Agency Obligations (cost $71,841,405)				69,185,742
U.S. Treasury Obligations 3.7%
U.S. Treasury Bonds	2.000	11/15/41	7,120	4,890,550
U.S. Treasury Bonds(h)(k)	2.250	05/15/41	12,240	8,854,875
U.S. Treasury Bonds	3.000	02/15/49	3,575	2,708,621
U.S. Treasury Bonds	4.250	02/15/54	425	404,813
U.S. Treasury Bonds	4.750	11/15/53	4,565	4,720,495
U.S. Treasury Notes	0.375	12/31/25	2,450	2,291,037
U.S. Treasury Notes	2.750	08/15/32	5,800	5,161,094
U.S. Treasury Notes	4.625	05/31/31	2,810	2,855,662
U.S. Treasury Strips Coupon	2.052(s)	11/15/43	5,730	2,249,697
U.S. Treasury Strips Coupon(k)	2.374(s)	05/15/43	550	221,010
U.S. Treasury Strips Coupon	2.450(s)	02/15/45	90	33,307
U.S. Treasury Strips Coupon	2.732(s)	08/15/30	286	218,656
U.S. Treasury Strips Coupon	3.741(s)	11/15/41	700	304,090
U.S. Treasury Strips Coupon	4.002(s)	05/15/41	30	13,431
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	60	18,872
U.S. Treasury Strips Coupon	4.628(s)	11/15/40	4,665	2,140,069
U.S. Treasury Strips Coupon	4.705(s)	11/15/42	620	255,653
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	170	53,025
U.S. Treasury Strips Coupon	5.331(s)	02/15/40	275	131,817
U.S. Treasury Strips Coupon	5.356(s)	05/15/40	115	54,364

Total U.S. Treasury Obligations (cost $44,830,121)				37,581,138

Total Long-Term Investments (cost $817,578,507)				989,849,958

	Shares
Short-Term Investments 1.4%
Affiliated Mutual Funds 1.4%
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wa)		12,561,879	12,561,879
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $1,425,801; includes $1,418,823 of cash collateral for securities on loan)(b)(wa)		1,426,696	1,425,840

Total Affiliated Mutual Funds (cost $13,987,680)				13,987,719

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k) 0.0%
U.S. Treasury Bills (cost $247,103)	5.289%(s)	09/19/24	250	$247,103

Total Short-Term Investments (cost $14,234,783)				14,234,822

TOTAL INVESTMENTS 99.9% (cost $831,813,290)				1,004,084,780
Other assets in excess of liabilities(z) 0.1%				666,517

Net Assets 100.0%				$1,004,751,297

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ADR—American Depositary Receipt
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
CME—Chicago Mercantile Exchange
CVA—Certificate Van Aandelen (Bearer)
DAC—Designated Activity Company
DB—Deutsche Bank AG
EAFE—Europe, Australasia, Far East
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSCI—Morgan Stanley Capital International
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
S&P—Standard & Poor’s
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced
UAG—UBS AG
USOIS—United States Overnight Index Swap
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $57,627 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,386,043; cash collateral of $1,418,823 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $968,556. The aggregate value of $473,400 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at June 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
16	3 Month CME SOFR	Sep. 2024	$3,786,100	$371
220	2 Year U.S. Treasury Notes	Sep. 2024	44,928,125	96,131
39	10 Year U.S. Treasury Notes	Sep. 2024	4,289,391	14,559
105	10 Year U.S. Ultra Treasury Notes	Sep. 2024	11,920,781	101,775
23	Mini MSCI EAFE Index	Sep. 2024	2,694,680	20,339
27	Mini MSCI Emerging Markets Index	Sep. 2024	1,469,070	3,438
3	S&P 500 E-Mini Index	Sep. 2024	828,225	2,798
				239,411
Short Positions:
18	5 Year Euro-Bobl	Sep. 2024	2,244,626	(24,209)
13	5 Year U.S. Treasury Notes	Sep. 2024	1,385,516	5,773
6	10 Year Euro-Bund	Sep. 2024	845,751	(9,901)
12	20 Year U.S. Treasury Bonds	Sep. 2024	1,419,750	(6,408)
6	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	752,063	(6,829)
3	Euro Schatz Index	Sep. 2024	339,598	(1,609)
				(43,183)
				$196,228
Forward foreign currency exchange contracts outstanding at June 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/02/24	GSI	BRL	6,358	$1,222,918	$1,136,828	$—	$(86,090)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/02/24	BOA	BRL	6,358	$1,147,776	$1,132,556	$—	$(15,220)
British Pound,
Expiring 07/19/24	JPM	GBP	691	865,834	873,397	7,563	—
Chilean Peso,
Expiring 09/23/24	BARC	CLP	236,419	253,000	251,088	—	(1,912)
Chinese Renminbi,
Expiring 09/19/24	JPM	CNH	3,218	447,000	443,689	—	(3,311)
Expiring 09/19/24	MSI	CNH	3,279	454,000	452,023	—	(1,977)
Colombian Peso,
Expiring 09/18/24	BARC	COP	1,323,039	313,000	314,681	1,681	—
Expiring 09/18/24	CITI	COP	415,863	99,275	98,912	—	(363)
Expiring 09/18/24	CITI	COP	412,785	99,275	98,180	—	(1,095)
Expiring 09/18/24	DB	COP	674,325	162,450	160,386	—	(2,064)
Czech Koruna,
Expiring 07/19/24	BARC	CZK	6,028	262,000	257,786	—	(4,214)
Expiring 07/19/24	BARC	CZK	3,400	149,464	145,400	—	(4,064)
Expiring 07/19/24	BARC	CZK	2,689	118,536	115,006	—	(3,530)
Expiring 07/19/24	BNP	CZK	4,918	212,608	210,328	—	(2,280)
Expiring 07/19/24	DB	CZK	5,951	261,000	254,508	—	(6,492)
Expiring 07/19/24	MSI	CZK	6,201	264,000	265,190	1,190	—
Euro,
Expiring 07/19/24	HSBC	EUR	107	114,861	114,708	—	(153)
Hungarian Forint,
Expiring 07/19/24	BOA	HUF	90,257	243,000	244,524	1,524	—
Expiring 07/19/24	CITI	HUF	96,695	260,000	261,966	1,966	—
Expiring 07/19/24	CITI	HUF	86,554	241,000	234,491	—	(6,509)
Expiring 07/19/24	GSI	HUF	88,433	241,000	239,582	—	(1,418)
Expiring 07/19/24	JPM	HUF	90,189	245,000	244,341	—	(659)
Expiring 07/19/24	UAG	HUF	88,213	242,000	238,987	—	(3,013)
Indian Rupee,
Expiring 09/18/24	DB	INR	51,064	609,001	610,854	1,853	—
Expiring 09/18/24	MSI	INR	51,064	609,674	610,854	1,180	—
Indonesian Rupiah,
Expiring 09/18/24	JPM	IDR	17,139,024	1,049,150	1,045,988	—	(3,162)
Japanese Yen,
Expiring 07/19/24	GSI	JPY	17,569	115,000	109,558	—	(5,442)
Mexican Peso,
Expiring 09/18/24	CITI	MXN	11,588	603,584	625,376	21,792	—
Expiring 09/18/24	CITI	MXN	5,935	315,000	320,283	5,283	—
New Taiwanese Dollar,
Expiring 09/18/24	HSBC	TWD	13,913	429,000	429,309	309	—

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 09/18/24	CITI	PHP	16,156	$275,383	$276,274	$891	$—
Expiring 09/18/24	SCB	PHP	22,722	387,000	388,565	1,565	—
Polish Zloty,
Expiring 07/19/24	BARC	PLN	2,428	610,522	603,022	—	(7,500)
Expiring 07/19/24	BARC	PLN	470	116,000	116,776	776	—
Expiring 07/19/24	MSI	PLN	1,223	306,000	303,699	—	(2,301)
South African Rand,
Expiring 09/18/24	GSI	ZAR	8,906	472,771	486,470	13,699	—
Turkish Lira,
Expiring 07/03/24	BARC	TRY	7,858	228,000	239,375	11,375	—
Expiring 07/03/24	BNP	TRY	3,965	116,000	120,779	4,779	—
Expiring 07/10/24	BOA	TRY	3,955	119,000	119,531	531	—
Expiring 07/10/24	UAG	TRY	10,285	301,000	310,854	9,854	—
Expiring 07/17/24	BARC	TRY	8,836	263,000	264,908	1,908	—
Expiring 07/17/24	JPM	TRY	6,029	176,000	180,757	4,757	—
Expiring 07/17/24	SCB	TRY	6,028	176,000	180,734	4,734	—
Expiring 07/24/24	HSBC	TRY	8,599	254,000	255,765	1,765	—
Expiring 07/24/24	HSBC	TRY	7,631	223,620	226,972	3,352	—
				$15,673,702	$15,615,260	104,327	(162,769)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/02/24	BOA	BRL	6,358	$1,151,747	$1,136,828	$14,919	$—
British Pound,
Expiring 07/19/24	CITI	GBP	216	274,001	273,080	921	—
Expiring 07/19/24	JPM	GBP	740	926,969	936,037	—	(9,068)
Expiring 07/19/24	SCB	GBP	2,079	2,642,603	2,628,357	14,246	—
Canadian Dollar,
Expiring 07/19/24	BNP	CAD	146	107,617	106,691	926	—
Chilean Peso,
Expiring 09/23/24	CITI	CLP	246,997	270,092	262,322	7,770	—
Expiring 09/23/24	CITI	CLP	141,893	149,370	150,697	—	(1,327)
Expiring 09/23/24	MSI	CLP	92,908	99,960	98,673	1,287	—
Chinese Renminbi,
Expiring 09/19/24	MSI	CNH	32,191	4,465,813	4,437,752	28,061	—
Colombian Peso,
Expiring 09/18/24	CITI	COP	1,281,168	320,244	304,722	15,522	—

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/18/24	CITI	COP	424,813	$101,630	$101,041	$589	$—
Czech Koruna,
Expiring 07/19/24	BARC	CZK	24,029	1,017,969	1,027,667	—	(9,698)
Expiring 07/19/24	BARC	CZK	6,078	256,000	259,966	—	(3,966)
Expiring 07/19/24	CITI	CZK	10,307	436,084	440,833	—	(4,749)
Expiring 07/19/24	MSI	CZK	16,626	698,386	711,070	—	(12,684)
Euro,
Expiring 07/19/24	BNP	EUR	5,497	5,873,089	5,892,523	—	(19,434)
Expiring 07/19/24	BOA	EUR	6,454	6,969,279	6,918,429	50,850	—
Expiring 07/19/24	CITI	EUR	640	687,264	686,103	1,161	—
Expiring 07/19/24	CITI	EUR	170	181,255	181,718	—	(463)
Expiring 07/19/24	GSI	EUR	110	118,000	117,997	3	—
Expiring 07/19/24	HSBC	EUR	218	232,679	233,704	—	(1,025)
Expiring 07/19/24	HSBC	EUR	107	115,018	114,708	310	—
Expiring 07/19/24	JPM	EUR	2,500	2,721,381	2,680,089	41,292	—
Expiring 07/19/24	SCB	EUR	93	100,305	100,015	290	—
Expiring 07/19/24	SSB	EUR	5,847	6,376,755	6,268,238	108,517	—
Expiring 07/19/24	SSB	EUR	95	102,814	101,839	975	—
Expiring 07/19/24	SSB	EUR	92	99,616	98,243	1,373	—
Hungarian Forint,
Expiring 07/19/24	BARC	HUF	146,758	393,972	397,598	—	(3,626)
Expiring 07/19/24	GSI	HUF	308,635	853,662	836,155	17,507	—
Expiring 07/19/24	GSI	HUF	146,758	393,718	397,598	—	(3,880)
Expiring 07/19/24	HSBC	HUF	81,728	224,251	221,418	2,833	—
Indonesian Rupiah,
Expiring 09/18/24	HSBC	IDR	3,884,315	235,000	237,058	—	(2,058)
Japanese Yen,
Expiring 07/19/24	GSI	JPY	17,497	116,000	109,112	6,888	—
New Taiwanese Dollar,
Expiring 09/18/24	CITI	TWD	12,968	402,000	400,132	1,868	—
Expiring 09/18/24	GSI	TWD	7,170	223,600	221,229	2,371	—
Expiring 09/18/24	HSBC	TWD	13,371	415,000	412,576	2,424	—
Expiring 09/18/24	JPM	TWD	16,539	514,000	510,336	3,664	—
Peruvian Nuevo Sol,
Expiring 09/18/24	BOA	PEN	581	154,281	151,248	3,033	—
Expiring 09/18/24	CITI	PEN	581	154,364	151,249	3,115	—
Polish Zloty,
Expiring 07/19/24	BARC	PLN	1,250	313,000	310,359	2,641	—
Expiring 07/19/24	BOA	PLN	910	230,000	226,055	3,945	—
Expiring 07/19/24	CITI	PLN	1,247	309,000	309,678	—	(678)
Expiring 07/19/24	CITI	PLN	981	247,000	243,665	3,335	—

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 09/18/24	SSB	SGD	1,200	$890,678	$888,333	$2,345	$—
South African Rand,
Expiring 09/18/24	BARC	ZAR	4,398	237,000	240,240	—	(3,240)
South Korean Won,
Expiring 09/19/24	HSBC	KRW	1,748,463	1,275,785	1,272,638	3,147	—
Expiring 09/20/24	BOA	KRW	326,449	237,000	237,621	—	(621)
Thai Baht,
Expiring 09/18/24	JPM	THB	60,231	1,648,363	1,652,210	—	(3,847)
				$45,963,614	$45,695,850	348,128	(80,364)
						$452,455	$(243,133)
Credit default swap agreements outstanding at June 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	07/14/24	0.500%(M)	2,834	*	$1,729	$(20)	$1,749	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	685	$(21,396)	$(17,915)	$(3,481)	BARC
United Mexican States	12/20/24	1.000%(Q)		400	(1,606)	(449)	(1,157)	BARC
					$(23,002)	$(18,364)	$(4,638)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at June 30, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos	12/20/24	1.000%(Q)	400	1.599%	$(1,014)	$(1,968)	$954	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	6,810	3.448%	$447,288	$435,555	$(11,733)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at June 30, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	928	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.200%	$(34,697)	$80,292	$114,989
GBP	2,000	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.200%	237,353	232,302	(5,051)
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.200%	(8,272)	40,091	48,363
	32,555	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(25,918)	(25,918)
	4,452	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(15,504)	(15,504)
	5,724	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(10,507)	(10,507)
	12,993	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(26,565)	(26,565)
	27,355	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(11,320)	(11,320)
	11,110	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.330%	—	80,172	80,172
	14,015	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 5.330%	—	2,104	2,104
	2,590	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.330%	479	4,588	4,109
	5,435	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 5.330%	1,938	16,029	14,091
	3,385	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 5.330%	(3,599)	(22,242)	(18,643)
	635	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.330%	289,857	268,919	(20,938)
					$483,059	$612,441	$129,382

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.930%	GSI	09/20/24	(6,497)	$171,801	$—	$171,801

PGIM Balanced Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Total return swap agreements outstanding at June 30, 2024 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +24bps(T)/ 5.570%	JPM	07/09/24	7,125	$(494,440)	$—	$(494,440)
U.S. Treasury Bond(T)	1 Day USOIS +21bps(T)/ 5.540%	BOA	07/25/24	12,415	(516,939)	—	(516,939)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	GSI	08/01/24	5,970	(287,027)	—	(287,027)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	08/05/24	4,325	(241,584)	—	(241,584)
					$(1,368,189)	$—	$(1,368,189)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).